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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08261

Madison Funds
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI 53711
(Address of principal executive offices)(Zip code)

Lisa R. Lange
Madison Asset Management, LLC
Chief Legal Officer and Chief Compliance Officer

550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code: 608-274-0300

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Madison Funds®
Quarterly Portfolio Holdings Report
July 31, 2016

MADISON CONSERVATIVE ALLOCATION FUND
MADISON MODERATE ALLOCATION FUND
MADISON AGGRESSIVE ALLOCATION FUND

MADISON GOVERNMENT MONEY MARKET FUND

MADISON TAX-FREE VIRGINIA FUND
MADISON TAX-FREE NATIONAL FUND

MADISON HIGH QUALITY BOND FUND
MADISON CORE BOND FUND
MADISON CORPORATE BOND FUND
MADISON HIGH INCOME FUND

MADISON DIVERSIFIED INCOME FUND
MADISON COVERED CALL & EQUITY INCOME FUND
MADISON DIVIDEND INCOME FUND
MADISON LARGE CAP VALUE FUND
MADISON INVESTORS FUND
MADISON MID CAP FUND
MADISON SMALL CAP FUND
MADISON NORTHROAD INTERNATIONAL FUND
MADISON INTERNATIONAL STOCK FUND
MADISON HANSBERGER INTERNATIONAL GROWTH FUND

MADISON TARGET RETIREMENT DATE 2020 FUND
MADISON TARGET RETIREMENT DATE 2030 FUND
MADISON TARGET RETIREMENT DATE 2040 FUND
MADISON TARGET RETIREMENT DATE 2050 FUND

Madison Funds | July 31, 2016
Conservative Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Alternative Funds - 3.0%
SPDR Gold Shares*		17,286	$2,229,548

Bond Funds - 57.4%
Baird Aggregate Bond Fund Institutional Shares		534,682	5,961,704
iShares 7-10 Year Treasury Bond ETF		33,801	3,821,879
iShares Intermediate Credit Bond ETF		14,980	1,675,513
iShares TIPS Bond Fund ETF		38,458	4,495,740
Madison Core Bond Fund Class Y (A)		1,562,373	16,092,444
Madison Corporate Bond Fund Class Y (A)		446,801	5,299,056
Metropolitan West Total Return Bond Fund Class I		441,010	4,873,160
SPDR Barclays Short-Term High Yield Bond ETF		27,436	744,613
			42,964,109
Foreign Stock Funds - 8.2%
iShares Core MSCI EAFE ETF		18,191	983,405
iShares MSCI EAFE Minimum Volatility ETF		24,184	1,639,917
Madison NorthRoad International Fund Class Y (A)		104,425	1,032,764
Vanguard FTSE All-World ex-U.S. ETF		34,555	1,543,572
WisdomTree Europe Hedged Equity Fund		14,899	788,902
WisdomTree Japan Hedged Equity Fund		4,500	183,285
			6,171,845
Money Market Funds - 4.7%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		3,479,530	3,479,530

Stock Funds - 26.7%
Energy Select Sector SPDR Fund		5,567	375,216
iShares Russell Mid-Cap ETF		20,030	3,502,846
Madison Dividend Income Fund Class Y (A)		166,877	3,858,190
Madison Investors Fund Class Y (A)		174,675	3,551,141
Madison Mid Cap Fund Class Y (A)		128,011	1,130,338
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		149,655	2,309,169
VanEck Vectors Agribusiness ETF		11,775	578,506
Vanguard Growth ETF		12,441	1,397,497
Vanguard Information Technology ETF		8,742	1,007,078
Vanguard Value ETF		25,644	2,240,773
			19,950,754
TOTAL INVESTMENTS - 100.0% ( Cost $71,883,088 )			74,795,786
NET OTHER ASSETS AND LIABILITIES - 0.0%			(2,593)
TOTAL NET ASSETS - 100.0%			$74,793,193

*	Non-income producing.
(A)	Affiliated Company (see Note 6).
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Moderate Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.1%
Alternative Funds - 3.0%
SPDR Gold Shares*		33,049	$4,262,660

Bond Funds - 33.8%
Baird Aggregate Bond Fund Institutional Shares		435,466	4,855,442
iShares 7-10 Year Treasury Bond ETF		51,494	5,822,427
iShares Intermediate Credit Bond ETF		64,945	7,264,098
iShares TIPS Bond Fund ETF		37,152	4,343,069
Madison Core Bond Fund Class Y (A)		2,147,334	22,117,539
Metropolitan West Total Return Bond Fund Class I		394,357	4,357,642
			48,760,217
Foreign Stock Funds - 14.7%
iShares Core MSCI EAFE ETF		62,602	3,384,264
iShares MSCI EAFE Minimum Volatility ETF		79,344	5,380,317
Madison NorthRoad International Fund Class Y (A)		341,393	3,376,374
Vanguard FTSE All-World ex-U.S. ETF		120,732	5,393,098
WisdomTree Europe Hedged Equity Fund		56,690	3,001,736
WisdomTree Japan Hedged Equity Fund		17,388	708,213
			21,244,002
Money Market Funds - 2.2%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		3,120,694	3,120,694

Stock Funds - 46.4%
Energy Select Sector SPDR Fund		32,055	2,160,507
iShares Core S&P Mid-Cap ETF		58,885	9,161,328
Madison Dividend Income Fund Class Y (A)		599,282	13,855,409
Madison Investors Fund Class Y (A)		705,317	14,339,088
Madison Large Cap Value Fund Class Y (A)		213,180	3,321,349
Madison Mid Cap Fund Class Y * (A)		340,479	3,006,431
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		390,577	6,026,602
VanEck Vectors Agribusiness ETF		29,242	1,436,659
Vanguard Growth ETF		33,502	3,763,280
Vanguard Information Technology ETF		36,085	4,156,992
Vanguard Value ETF		66,025	5,769,265
			66,996,910
TOTAL INVESTMENTS - 100.1% ( Cost $135,373,892 )			144,384,483
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(87,385)
TOTAL NET ASSETS - 100.0%			$144,297,098

*	Non-income producing.
(A)	Affiliated Company (see Note 6).
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Aggressive Allocation Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.1%
Alternative Funds - 3.0%
SPDR Gold Shares*		14,257	$1,838,867

Bond Funds - 14.4%
iShares 3-7 Year Treasury Bond ETF		18,971	2,145,051
iShares Intermediate Credit Bond ETF		8,017	896,702
Madison Core Bond Fund Class Y (A)		485,022	4,995,725
Metropolitan West Total Return Bond Fund Class I		84,703	935,971
			8,973,449
Foreign Stock Funds - 20.2%
iShares Core MSCI EAFE ETF		33,006	1,784,304
iShares MSCI EAFE Minimum Volatility ETF		49,777	3,375,379
Madison NorthRoad International Fund Class Y (A)		195,535	1,933,843
Vanguard FTSE All-World ex-U.S. ETF		68,696	3,068,650
WisdomTree Europe Hedged Equity Fund		36,545	1,935,058
WisdomTree Japan Hedged Equity Fund		11,326	461,308
			12,558,542
Money Market Funds - 1.7%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		1,063,522	1,063,522

Stock Funds - 60.8%
Energy Select Sector SPDR Fund		18,391	1,239,554
iShares Core S&P Mid-Cap ETF		37,778	5,877,501
Madison Dividend Income Fund Class Y (A)		299,214	6,917,823
Madison Investors Fund Class Y (A)		342,406	6,961,108
Madison Large Cap Value Fund Class Y (A)		129,011	2,009,997
Madison Mid Cap Fund Class Y * (A)		252,207	2,226,986
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		342,694	5,287,763
VanEck Vectors Agribusiness ETF		18,846	925,904
Vanguard Growth ETF		16,591	1,863,667
Vanguard Information Technology ETF		20,018	2,306,074
Vanguard Value ETF		24,893	2,175,150
			37,791,527

TOTAL INVESTMENTS - 100.1% ( Cost $57,327,351 )			62,225,907
NET OTHER ASSETS AND LIABILITIES - (0.1%)			(47,380)

TOTAL NET ASSETS - 100.0%			$62,178,527

*	Non-income producing.
(A)	Affiliated Company (see Note 6).
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Government Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 99.1%
Fannie Mae - 33.5%
0.301%, 8/10/16 (A)	$1,350,000	$1,349,900
0.625%, 8/26/16	250,000	250,035
0.274%, 9/2/16 (A)	1,000,000	999,760
0.254%, 9/7/16 (A)	750,000	749,807
0.355%, 9/12/16 (A)	600,000	599,755
0.365%, 9/19/16 (A)	800,000	799,608
0.294%, 10/5/16 (A)	700,000	699,633
0.284%, 10/11/16 (A)	500,000	499,724
0.315%, 11/1/16 (A)	625,000	624,505
		6,572,727
Federal Farm Credit Bank - 1.7%
0.386%, 9/13/16 (A)	200,000	199,909
0.376%, 10/27/16 (A)	130,000	129,884
		329,793
Federal Home Loan Bank - 36.4%
0.325%, 8/2/16 (A)	750,000	749,993
0.325%, 8/12/16 (A)	745,000	744,927
0.656%, 8/17/16 (A)	1,025,000	1,024,820
0.325%, 8/29/16 (A)	600,000	599,851
0.399%, 9/7/16 (A)	775,000	774,687
0.386%, 9/21/16 (A)	250,000	249,866
0.335%, 9/26/16 (A)	600,000	599,692
0.426%, 10/5/16 (A)	800,000	799,393
0.416%, 10/26/16 (A)	250,000	249,755
0.335%, 11/7/16 (A)	850,000	849,236
0.400%, 11/18/16 (A)	500,000	499,404
		7,141,624
Freddie Mac - 16.5%
2.000%, 8/25/16	1,302,000	1,303,340
0.304%, 10/6/16 (A)	900,000	899,505
0.334%, 10/17/16 (A)	750,000	749,472
5.125%, 10/18/16	275,000	277,736
		3,230,053
U.S. Treasury Notes - 11.0%
0.875%, 9/15/16	1,000,000	1,000,693
3.000%, 9/30/16	1,150,000	1,155,334
		2,156,027
Total U.S. Government and Agency Obligations ( Cost $19,430,224 )		19,430,224
	Shares
INVESTMENT COMPANIES - 3.6%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class	701,731	701,731
Total Investment Companies ( Cost $701,731 )		701,731
TOTAL INVESTMENTS - 102.7% ( Cost $20,131,955 )		20,131,955
NET OTHER ASSETS AND LIABILITIES - (2.7%)		(532,004)
TOTAL NET ASSETS - 100.0%		$19,599,951

(A) Rate noted represents annualized yield at time of purchase.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 97.4%
Airport - 1.0%
Metropolitan Washington Airports Authority Revenue, Series B, (BHAC-CR), 3.75%, 10/1/18	$210,000	$224,041

Development - 7.4%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	189,132
Norfolk Economic Development Authority, 5%, 11/1/29	480,000	564,120
Powhatan County Economic Development Authority, 3%, 9/15/28	200,000	209,604
Virginia Housing Development Authority, Series C, 1.5%, 4/1/19	200,000	203,094
Wise County Industrial Development Authority Revenue, Series A (A), 1.875%, 11/1/40	500,000	511,265
		1,677,215
Education - 13.7%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	233,218
University of Virginia, 5%, 6/1/40	255,000	273,039
Virginia College Building Authority, (ST APPROP), 5%, 2/1/23	500,000	618,365
Virginia College Building Authority, (Prerefunded 9/1/18 @ $100), (ST APPROP), 5%, 9/1/26	140,000	152,699
Virginia College Building Authority, Series A, (ST APPROP), 5%, 2/1/29	375,000	415,496
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	471,675
Virginia Public School Authority, 5%, 12/1/18	100,000	109,788
Virginia Public School Authority, Series A, (Prerefunded 8/1/18 @ $100), (ST APPROP), 5%, 8/1/27	350,000	380,195
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 8/1/33	450,000	454,936
		3,109,411
Facilities - 4.1%
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	126,912
Stafford County & Staunton Industrial Development Authority, (NATL-RE), 4.5%, 8/1/25	50,000	50,095
Virginia Public Building Authority, Series B, (Prerefunded 8/1/18 @ $100), 5.25%, 8/1/23	200,000	218,452
Western Regional Jail Authority, 3.125%, 12/1/29	500,000	533,145
		928,604
General - 11.4%
Fairfax County Economic Development Authority, 4.25%, 8/1/29	340,000	377,937
Loudoun County Economic Development Authority Revenue, 3%, 12/1/29	535,000	564,885
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	962,099
Puerto Rico Public Finance Corp, (Escrowed To Maturity) (AMBAC) *, 5.5%, 8/1/27	100,000	132,993
Territory of Guam, Series A, 5%, 1/1/26	150,000	166,734
Virgin Islands Public Finance Authority, (NATL-RE), 5%, 10/1/23	100,000	100,748
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	269,508
		2,574,904
General Obligation - 23.1%
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	234,426
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	422,380
City of Hampton VA, 5%, 1/15/21	250,000	275,422
City of Norfolk VA, Series A (Prerefunded 11/1/19 @ $100), 4.125%, 11/1/27	75,000	83,225
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	635,000	762,902
City of Richmond VA, (ST AID WITHHLDG), 5%, 7/15/22	100,000	115,748
City of Roanoke VA, (Prerefunded 2/1/20 @ $100), (ST AID WITHHLDG), 5%, 2/1/25	230,000	263,566
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	349,956
Commonwealth of Virginia, Series B (Prerefunded 6/1/18 @ $100), 5%, 6/1/21	175,000	189,042
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	627,545
Commonwealth of Virginia, 5%, 6/1/27	150,000	167,623
County of Arlington VA, Series B, (ST AID WITHHLDG), 5%, 8/15/27	175,000	223,015
County of Arlington VA, (Prerefunded 1/15/17 @ $100), 5%, 1/15/25	175,000	178,607
County of Fairfax VA, (ST AID WITHHLDG), 4%, 10/1/22	250,000	293,560
County of Henrico VA, (Prerefunded 12/1/18 @ $100), 5%, 12/1/24	200,000	220,506

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Tax-Free Virginia Fund Portfolio of Investments (unaudited)

County of Henrico VA, 5%, 7/15/25	150,000	174,003
County of Prince William VA, (ST AID WITHHLDG), 5%, 8/1/21	105,000	125,808
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	251,896
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	116,316
Town of Leesburg VA, Series A, 5%, 1/15/41	135,000	155,139
		5,230,685
Medical - 7.7%
Fredericksburg Economic Development Authority, 5.25%, 6/15/18	250,000	266,757
Harrisonburg Industrial Development Authority, (AMBAC) *, 5%, 8/15/46	180,000	180,567
Henrico County Economic Development Authority, (NATL-RE), 6%, 8/15/16	60,000	60,114
James City County Economic Development Authority, 3%, 6/15/31	190,000	196,741
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	558,610
Roanoke Economic Development Authority, (Escrowed To Maturity) (NATL-RE), 6.125%, 7/1/17	135,000	141,881
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	339,375
		1,744,045
Multifamily Housing - 6.1%
Fairfax County Redevelopment & Housing Authority, 4.75%, 10/1/36	725,000	780,216
Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	300,000	325,410
Virginia Housing Development Authority, 4.8%, 10/1/39	250,000	265,270
		1,370,896
Power - 4.3%
Chesterfield County Economic Development Authority, Series A, 5%, 5/1/23	565,000	624,076
Puerto Rico Electric Power Authority, (BHAC-CR MBIA-RE FGIC), 5.25%, 7/1/24	290,000	345,405
		969,481
Transportation - 5.6%
Puerto Rico Highways & Transportation Authority, Series N, (ASSURED GTY), 5.25%, 7/1/34	100,000	104,593
Richmond Metropolitan Authority, (Escrowed To Maturity) (NATL-RE), 5.25%, 7/15/22	60,000	69,182
Richmond Metropolitan Authority, (NATL-RE), 5.25%, 7/15/22	140,000	162,047
Virginia Commonwealth Transportation Board, Series A, 5%, 9/15/24	225,000	271,168
Virginia Commonwealth Transportation Board, 5%, 3/15/25	535,000	652,780
		1,259,770
Utilities - 1.6%
City of Richmond VA, Series A, 5%, 1/15/38	300,000	355,602

Water - 11.4%
Fairfax County Water Authority, 5.25%, 4/1/23	180,000	226,663
Fairfax County Water Authority, 5%, 4/1/27	150,000	182,295
Hampton Roads Sanitation District, (Prerefunded 4/1/18 @ $100), 5%, 4/1/33	90,000	96,503
Hampton Roads Sanitation District, (Prerefunded 4/1/18 @ $100), 5%, 4/1/33	160,000	171,701
Prince William County Service Authority, 5%, 7/1/22	250,000	305,970
Upper Occoquan Sewage Authority, Series A, (NATL-RE), 5.15%, 7/1/20	410,000	449,377
Virginia Resources Authority, Series B, (Prerefunded 11/01/21 @ $100), (MORAL OBLG), 5%, 11/1/23	40,000	48,109
Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 5%, 10/1/23	500,000	568,110
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	160,000	191,261
Virginia Resources Authority, (Prerefunded 10/1/19 @ $100), (ST AID WITHHLDG), 4.5%, 10/1/28	160,000	179,294
Virginia Resources Authority, (Prerefunded 11/1/16 @ $100), 5%, 11/1/31	155,000	156,677
Virginia Resources Authority, 5%, 11/1/31	5,000	5,054
		2,581,014
TOTAL INVESTMENTS - 97.4% ( Cost $20,783,195)		22,025,668
NET OTHER ASSETS AND LIABILITIES - 2.6%		592,446
TOTAL NET ASSETS - 100.0%		$22,618,114

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Tax-Free Virginia Fund Portfolio of Investments (unaudited)

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC's claims-paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity's overall portfolio.

(A)	Floating rate or variable rate note. Rate shown is as of January 31, 2016.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
MUNICIPAL BONDS - 98.3%
Alabama - 2.3%
Alabama Incentives Financing Authority Revenue, Series A, 5%, 9/1/29	$300,000	$332,898
Tuscaloosa Public Educational Building Authority, (ASSURED GTY), 6.375%, 7/1/28	295,000	325,294
		658,192
Arkansas - 0.7%
City of Fort Smith AR Water & Sewer Revenue, (AGM), 5%, 10/1/21	175,000	190,241

Colorado - 1.8%
El Paso County Facilities Corp., Certificate Participation, 5%, 12/1/27	400,000	516,856

Delaware - 1.5%
State of Delaware, General Obligation, Series A, 5%, 8/1/25	345,000	432,440

Florida - 17.1%
City of Margate FL General Obligation, 5%, 7/1/25	785,000	1,001,338
City of Port St. Lucie FL Utility System Revenue, 5%, 9/1/27	600,000	716,544
County of Miami-Dade FL, Series B, 5%, 3/1/25	525,000	647,824
Hillsborough County Industrial Development Authority, 5%, 10/1/34	450,000	525,258
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	581,770
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	644,532
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	357,711
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	313,800
		4,788,777
Georgia - 4.8%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	434,196
City of Columbus GA Water & Sewerage Revenue, Series A, 5%, 5/1/31	430,000	522,454
Dublin GA School District, General Obligation, (ST AID WITHHLDG), 4%, 4/1/23	135,000	155,467
Georgia State Road & Tollway Authority, 5%, 6/1/21	90,000	100,359
Private Colleges & Universities Authority, 5%, 9/1/38	130,000	140,386
		1,352,862
Hawaii - 2.0%
State of Hawaii, General Obligation, 5%, 10/1/25	435,000	565,287

Illinois - 0.7%
Regional Transportation Authority, Series A, (AMBAC GO of AUTH) *, 7.2%, 11/1/20	165,000	188,821

Indiana - 3.5%
Indiana Finance Authority, 5%, 2/1/21	400,000	459,872
Indianapolis Local Public Improvement Bond Bank, (ASSURED GTY), 5.5%, 1/1/38	475,000	524,352
		984,224
Iowa - 2.8%
City of Bettendorf IA, General Obligation, Series A, 5%, 6/1/28	475,000	545,205
City of Bettendorf IA, General Obligation, Series A, 5%, 6/1/30	210,000	240,528
		785,733
Kansas - 3.3%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	656,615
Shawnee County Unified School Dist No. 437 Auburn,General Obligation, 4%, 9/1/24	220,000	265,219
		921,834
Maryland - 5.6%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Tax-Free National Fund Portfolio of Investments (unaudited)

City of Rockville MD, General Obligation, Series A, 5%, 6/1/24	600,000	767,274
Maryland State Transportation Authority, Series A, 5%, 7/1/18	100,000	108,408
Montgomery County Revenue Authority, 5%, 5/1/31	600,000	695,808
		1,571,490
Michigan - 3.3%
Detroit City School District, General Obligation, Series A, (FGIC Q-SBLF), 6%, 5/1/20	400,000	465,612
Redford Unified School District No. 1, General Obligation, (AMBAC Q-SBLF) *, 5%, 5/1/22	410,000	470,910
		936,522
Missouri - 6.1%
County of St Louis MO, Series D, (Escrowed To Maturity), 5.65%, 2/1/20	500,000	579,460
Missouri State Board of Public Buildings, Series B, 4%, 4/1/25	525,000	617,983
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	517,504
		1,714,947
New Jersey - 4.2%
City of Elizabeth NJ, General Obligation, (AGM), 3%, 4/1/24	300,000	326,772
New Jersey State Turnpike Authority, Series A, (BHAC-CR FSA), 5.25%, 1/1/28	250,000	333,730
New Jersey State Turnpike Authority, Series A, (BHAC-CR FSA), 5.25%, 1/1/29	250,000	336,615
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	174,180
		1,171,297
New Mexico - 1.8%
Farmington Municipal School District No. 5, General Obligation, Series A, (ST AID WITHHLDG), 3%, 9/1/23	450,000	492,633

New York - 3.3%
New York State Dormitory Authority, Series 1, (BHAC-CR AMBAC) *, 5.5%, 7/1/31	250,000	342,473
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	584,916
		927,389
North Carolina - 5.2%
North Carolina Medical Care Commission, Series A, (HUD SECT 8), 5.5%, 10/1/24	500,000	501,755
State of North Carolina, Series A, 4.5%, 5/1/27	200,000	219,644
State of North Carolina, General Obligation, Series D, 4%, 6/1/21	100,000	114,919
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	500,000	619,560
		1,455,878
Ohio - 2.2%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	616,235

South Carolina - 6.9%
Anderson County School District No. 1, General Obligation, Series A, (SCSDE), 5%, 3/1/25	720,000	928,138
City of Bennettsville SC Combined Utility System Revenue, (BAM), 3.5%, 2/1/24	465,000	529,630
York County School District No. 1, General Obligation, Series A, (Prerefunded 3/1/19@$100), (SCSDE), 5%, 3/1/27	440,000	489,566
		1,947,334
Tennessee - 0.4%
Jackson Energy Authority, 4.75%, 6/1/25	100,000	118,069

Texas - 9.7%
Beaumont Independent School District, General Obligation, (PSF-GTD), 4.75%, 2/15/38	300,000	338,499
City of San Antonio TX, Water System Revenue, 5.125%, 5/15/29	500,000	548,465
Liberty Hill Independent School District, General Obligation, (PSF-GTD), 5%, 8/1/26	410,000	459,036
Mueller Local Government Corp, 5%, 9/1/25	500,000	501,755
San Jacinto College District Revenue, 3.625%, 2/15/30	250,000	268,110
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	231,472
State of Texas, General Obligation, 5%, 8/1/27	330,000	371,032
		2,718,369
Virginia - 2.4%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Tax-Free National Fund Portfolio of Investments (unaudited)

Fairfax County Redevelopment & Housing Authority, 5%, 10/1/39	100,000	108,470
James City County Economic Development Authority, 5%, 6/15/22	250,000	304,450
Virginia Housing Development Authority, Series E, 4.8%, 10/1/39	250,000	265,270
		678,190
Washington - 3.1%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	252,252
University of Washington, Series A, 5%, 7/1/32	500,000	604,925
		857,177
Wisconsin - 3.6%
Maple School District, General Obligation, Series A, 5%, 4/1/24	650,000	801,352
Wisconsin Health & Educational Facilities Authority, 5.25%, 10/1/21	200,000	201,428
		1,002,780

TOTAL INVESTMENTS - 98.3% ( Cost $25,498,826)		27,593,577
NET OTHER ASSETS AND LIABILITIES - 1.7%		466,663

TOTAL NET ASSETS - 100.0%		$28,060,240

*
This bond is covered by insurance issued by Ambac Assurance Corporation ("AMBAC"). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC's claims-paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity's overall portfolio.

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Indemnity Corp.
ASSURED GTY	Assured Guaranty.
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance.
GO of AUTH	General Obligation of the Authority.
HUD SECT 8	HUD Insured Multifamily Housing.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
SCSDE	South Carolina School District-Enhanced (State of SC's Intercept program).
ST AID DIR DEP	State Aid Direct Deposit.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 38.0%
Consumer Discretionary - 6.6%
Comcast Corp., 3.125%, 7/15/22	$2,000,000	$2,150,104
Home Depot Inc./The, 2%, 6/15/19	2,000,000	2,056,172
Target Corp., 2.9%, 1/15/22	2,000,000	2,132,692
Walt Disney Co./The, MTN, 1.1%, 12/1/17	750,000	752,782
		7,091,750
Consumer Staples - 1.5%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,579,628

Energy - 1.5%
Chevron Corp., 2.427%, 6/24/20	1,500,000	1,557,483

Financials - 14.2%
American Express Credit Corp., 2.125%, 7/27/18	1,000,000	1,018,250
Bank of New York Mellon Corp./The, MTN, 1.35%, 3/6/18	500,000	502,049
Goldman Sachs Group Inc./The, 2.625%, 1/31/19	1,360,000	1,392,735
John Deere Capital Corp., MTN, 1.4%, 3/15/17	2,000,000	2,007,560
JPMorgan Chase & Co., 2.25%, 1/23/20	2,000,000	2,039,538
Morgan Stanley, 2.8%, 6/16/20	2,000,000	2,059,644
Simon Property Group L.P., 4.125%, 12/1/21	1,750,000	1,944,469
State Street Corp., 1.95%, 5/19/21	1,500,000	1,523,725
US Bancorp, MTN, 1.95%, 11/15/18	750,000	764,242
Wells Fargo & Co., 5.625%, 12/11/17	2,000,000	2,118,212
		15,370,424
Health Care - 3.0%
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,650,288
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,567,141
		3,217,429
Industrials - 3.4%
General Electric Co., MTN, 5.625%, 9/15/17	2,000,000	2,105,384
United Parcel Service Inc., 5.5%, 1/15/18	1,500,000	1,600,203
		3,705,587
Information Technology - 7.8%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,539,435
Cisco Systems Inc., 2.2%, 2/28/21	1,500,000	1,547,178
Intel Corp., 1.95%, 10/1/16	2,000,000	2,004,266
Microsoft Corp., 3%, 10/1/20	1,500,000	1,603,882
Visa Inc., 2.2%, 12/14/20	1,700,000	1,754,618
		8,449,379

Total Corporate Notes and Bonds ( Cost $39,722,231 )		40,971,680
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 55.9%
Fannie Mae - 13.9%
1.250%, 9/28/16	4,000,000	4,005,228
1.375%, 11/15/16	3,000,000	3,008,151
1.250%, 1/30/17	4,000,000	4,015,544
0.875%, 2/8/18	4,000,000	4,008,912
		15,037,835
Freddie Mac - 2.5%
2.375%, 1/13/22	2,500,000	2,649,565

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
High Quality Bond Fund Portfolio of Investments (unaudited)

	U.S. Treasury Notes - 39.5%
	0.875%, 1/31/17	3,750,000	3,758,351
	3.000%, 2/28/17	4,000,000	4,058,740
	3.875%, 5/15/18	4,500,000	4,761,387
	1.500%, 12/31/18	4,000,000	4,075,936
	1.250%, 1/31/19	4,000,000	4,053,124
	1.500%, 3/31/19	4,000,000	4,081,720
	3.125%, 5/15/19	4,000,000	4,265,156
	1.125%, 12/31/19	4,500,000	4,542,363
	3.625%, 2/15/20	4,000,000	4,386,408
	2.625%, 11/15/20	3,000,000	3,206,367
	2.500%, 8/15/23	1,375,000	1,488,975
			42,678,527

Total U.S. Government and Agency Obligations ( Cost $59,449,253 )			60,365,927
		Shares
	SHORT-TERM INVESTMENTS - 5.5%
	State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class	5,971,365	5,971,365
Total Short-Term Investments ( Cost $5,971,365 )			5,971,365
TOTAL INVESTMENTS - 99.4% ( Cost $105,142,849 )			107,308,972
NET OTHER ASSETS AND LIABILITIES - 0.6%			672,848
TOTAL NET ASSETS - 100.0%			$107,981,820

MTN	Medium Term Note.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
ASSET BACKED SECURITIES - 2.2%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$64,040	$66,375
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	750,000	750,963
CarMax Auto Owner Trust, Series 2015-1, Class A2, 0.88%, 3/15/18	234,947	234,960
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	379,495	379,226
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	230,433	230,349
GreatAmerica Leasing Receivables, Series 2015-1, Class A2 (B), 1.12%, 6/20/17	178,055	177,986
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	111,727	111,692
Santander Drive Auto Receivables Trust, Series 2014-2, Class B, 1.62%, 2/15/19	647,122	647,887
Santander Drive Auto Receivables Trust, Series 2012-2A, Class E (B), 5.95%, 4/15/19	180,000	180,357
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	1,000,000	1,004,971
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	900,000	908,788
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B), 0.82%, 4/16/18	266,010	265,738
Total Asset Backed Securities ( Cost $4,965,365 )		4,959,292

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4%
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	3,008,938	345,440
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	425,000	460,601
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	1,000,000	1,104,325
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	384,213	439,554
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	282,582	322,067
Fannie Mae REMICS, Series 2015-44, Class GI, IO, 3%, 11/25/40	1,046,317	44,411
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	952,379	990,559
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	1,000,000	1,080,873
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	4,113,688	386,707
Government National Mortgage Association, Series 2015-53, Class IL, IO, 3%, 9/20/44	3,006,927	254,666
Total Collateralized Mortgage Obligations ( Cost $5,721,742 )		5,429,203

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (A), 5.65%, 6/11/50	1,084,048	1,121,374
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (A), 1.118%, 1/25/23	12,877,686	743,542
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (A), 0.649%, 1/25/22	24,314,248	725,280
FREMF Mortgage Trust, Series 2011-K702, Class B (A) (B), 4.766%, 4/25/44	500,000	521,112
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.751%, 2/25/45	1,250,000	1,293,695
FREMF Mortgage Trust, Series 2013-K502, Class B (A) (B), 2.618%, 3/25/45	545,000	546,933
FREMF Mortgage Trust, Series 2012-K501, Class B (A) (B), 3.262%, 11/25/46	650,000	651,523
FREMF Mortgage Trust, Series 2011-K701, Class C (A) (B), 4.286%, 7/25/48	1,250,000	1,261,698
Total Commercial Mortgage-Backed Securities ( Cost $6,971,542 )		6,865,157

CORPORATE NOTES AND BONDS - 34.2%
Consumer Discretionary - 7.4%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (B), 4.464%, 7/23/22	1,000,000	1,085,741
Delphi Automotive PLC (C), 3.15%, 11/19/20	1,000,000	1,038,896
ERAC USA Finance LLC (B), 6.7%, 6/1/34	250,000	335,634
Expedia Inc. (B), 5%, 2/15/26	1,000,000	1,065,152
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	1,000,000	1,027,200
General Motors Financial Co. Inc., 3.2%, 7/6/21	800,000	811,950
General Motors Financial Co. Inc., 4.375%, 9/25/21	900,000	964,040
Georgia-Pacific LLC (B), 3.163%, 11/15/21	1,000,000	1,053,508
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	275,000	290,846
Harman International Industries Inc., 4.15%, 5/15/25	1,000,000	1,044,862
Lennar Corp., 4.75%, 4/1/21	500,000	526,250
Marriott International Inc., 3.125%, 6/15/26	600,000	612,290
Newell Brands Inc., 4.2%, 4/1/26	1,100,000	1,201,775
Nissan Motor Acceptance Corp. (B), 2.65%, 9/26/18	500,000	512,186
Omnicom Group Inc., 3.6%, 4/15/26	750,000	799,037
Priceline Group Inc./The, 3.6%, 6/1/26	1,000,000	1,048,819
QVC Inc., 3.125%, 4/1/19	800,000	822,649
Sirius XM Radio Inc. (B), 6%, 7/15/24	525,000	558,469

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

Toll Brothers Finance Corp., 4%, 12/31/18	450,000	470,250
Under Armour Inc., 3.25%, 6/15/26	325,000	330,859
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	1,000,000	1,093,779
		16,694,192
Consumer Staples - 2.9%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	300,000	365,436
CVS Health Corp., 4.75%, 12/1/22	1,000,000	1,145,739
CVS Health Corp., 5.125%, 7/20/45	1,000,000	1,271,866
JM Smucker Co./The, 3.5%, 3/15/25	1,000,000	1,083,889
Kraft Heinz Foods Co. (B), 3.95%, 7/15/25	1,000,000	1,100,883
Kraft Heinz Foods Co. (B), 4.375%, 6/1/46	1,000,000	1,087,877
Molson Coors Brewing Co., 2.1%, 7/15/21	500,000	506,640
		6,562,330
Energy - 6.7%
Antero Resources Corp., 5.625%, 6/1/23	300,000	283,875
Energy Transfer Partners L.P., 5.2%, 2/1/22	1,000,000	1,066,889
EnLink Midstream Partners L.P., 4.85%, 7/15/26	300,000	291,605
Enterprise Products Operating LLC, 3.75%, 2/15/25	1,000,000	1,042,408
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	1,000,000	1,057,719
Hess Corp., 7.875%, 10/1/29	240,000	287,339
Kinder Morgan Inc. (B), 5%, 2/15/21	1,000,000	1,073,253
Marathon Oil Corp., 2.7%, 6/1/20	1,000,000	952,206
Marathon Petroleum Corp., 2.7%, 12/14/18	500,000	511,226
Phillips 66, 4.65%, 11/15/34	1,000,000	1,069,427
Phillips 66 Partners L.P., 3.605%, 2/15/25	1,300,000	1,272,782
Pioneer Natural Resources Co., 3.45%, 1/15/21	1,000,000	1,031,619
Schlumberger Holdings Corp. (B), 2.35%, 12/21/18	1,800,000	1,837,762
Tosco Corp., 7.8%, 1/1/27	1,000,000	1,317,022
Valero Energy Corp., 6.625%, 6/15/37	1,000,000	1,118,022
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	750,000	744,850
		14,958,004
Financials - 7.8%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (C), 3.75%, 5/15/19	450,000	465,750
Air Lease Corp., 3.875%, 4/1/21	450,000	471,375
Air Lease Corp., 3.75%, 2/1/22	1,000,000	1,034,950
Apollo Management Holdings L.P. (B), 4%, 5/30/24	1,000,000	1,029,758
Bank of America Corp., MTN, 3.3%, 1/11/23	1,000,000	1,042,175
Berkshire Hathaway Inc., 3.125%, 3/15/26	250,000	266,087
Boston Properties L.P., 3.65%, 2/1/26	450,000	486,277
Brookfield Finance Inc. (C), 4.25%, 6/2/26	750,000	773,656
Discover Bank, 3.45%, 7/27/26	500,000	503,719
Glencore Funding LLC (B), 3.125%, 4/29/19	825,000	818,812
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	1,000,000	1,163,506
Goldman Sachs Group Inc./The, 4.75%, 10/21/45	1,000,000	1,138,720
Iron Mountain Inc. (B), 4.375%, 6/1/21	500,000	517,500
JPMorgan Chase & Co., 3.125%, 1/23/25	1,000,000	1,027,481
Liberty Mutual Group Inc. (B), 4.25%, 6/15/23	1,250,000	1,337,432
Morgan Stanley, 4.3%, 1/27/45	1,000,000	1,081,609
Nasdaq Inc., 3.85%, 6/30/26	175,000	183,363
Raymond James Financial Inc., 3.625%, 9/15/26	400,000	406,268
Regions Bank, 2.25%, 9/14/18	1,000,000	1,006,698
Regions Financial Corp., 3.2%, 2/8/21	1,000,000	1,033,169
Synchrony Financial, 2.6%, 1/15/19	1,000,000	1,012,855
Synchrony Financial, 3.75%, 8/15/21	700,000	738,831
		17,539,991
Health Care - 2.7%
AbbVie Inc., 4.7%, 5/14/45	1,000,000	1,104,466
Actavis Funding SCS (C), 4.75%, 3/15/45	1,000,000	1,107,878
Cardinal Health Inc., 1.95%, 6/15/18	1,000,000	1,011,278
Express Scripts Holding Co., 3.3%, 2/25/21	675,000	713,030
Express Scripts Holding Co., 4.8%, 7/15/46	950,000	1,012,752
Forest Laboratories Inc. (B), 5%, 12/15/21	200,000	226,380
HCA Inc., 3.75%, 3/15/19	800,000	830,000
		6,005,784
Industrials - 2.1%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	285,000	351,122
CRH America Inc. (B), 3.875%, 5/18/25	1,000,000	1,080,344
Fortive Corp. (B), 2.35%, 6/15/21	325,000	331,832
International Lease Finance Corp., 8.875%, 9/1/17	500,000	536,250
Lockheed Martin Corp., 4.7%, 5/15/46	1,000,000	1,212,163
Masco Corp., 4.375%, 4/1/26	700,000	745,500
United Rentals North America Inc., 6.125%, 6/15/23	400,000	418,750
		4,675,961
Information Technology - 1.9%
Analog Devices Inc., 5.3%, 12/15/45	600,000	649,020
Autodesk Inc., 4.375%, 6/15/25	1,000,000	1,060,128
CDW LLC / CDW Finance Corp., 5%, 9/1/23	200,000	204,000
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (B), 8.35%, 7/15/46	350,000	399,701
First Data Corp. (B), 6.75%, 11/1/20	500,000	521,250
Hewlett-Packard Enterprise Co. (B), 6.35%, 10/15/45	350,000	352,733
Microsoft Corp., 3.5%, 2/12/35	1,000,000	1,044,610
		4,231,442
Materials - 0.6%
Alcoa Inc., 5.125%, 10/1/24	200,000	210,250
Packaging Corp. of America, 3.65%, 9/15/24	1,000,000	1,040,952
		1,251,202
Telecommunication Services - 1.6%
AT&T Inc., 4.75%, 5/15/46	1,000,000	1,058,952
Frontier Communications Corp., 11%, 9/15/25	250,000	266,875
Harris Corp., 5.054%, 4/27/45	1,000,000	1,184,844
Verizon Communications Inc., 4.4%, 11/1/34	1,000,000	1,059,447
		3,570,118
Utilities - 0.5%
Black Hills Corp., 4.25%, 11/30/23	1,000,000	1,092,174
Total Corporate Notes and Bonds ( Cost $72,506,044 )		76,581,198

LONG TERM MUNICIPAL BONDS - 10.7%
City of Laredo TX, General Obligation, 6.566%, 2/15/39	1,500,000	1,653,420
City of Reading PA, General Obligation, (AGM), 5.3%, 11/1/33	1,500,000	1,649,700
County of Clark NV, General Obligation, Series C, 7%, 7/1/38	1,000,000	1,198,660
County of Palm Beach FL Revenue, 5%, 11/1/33	1,880,000	2,087,947
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	1,500,000	1,737,915
East Baton Rouge Sewerage Commission Revenue, Series B, 6.087%, 2/1/45	2,000,000	2,256,360
Las Vegas Valley Water District, General Obligation, Series A, 7.1%, 6/1/39	1,000,000	1,151,140
Metropolitan Water District of Southern California Revenue, Series D, 6.538%, 7/1/39	420,000	475,415
New York City Water & Sewer System Revenue, 6.491%, 6/15/42	1,025,000	1,193,899
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	1,600,000	1,768,240
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	1,000,000	1,147,580
South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,393,200
State of Iowa Revenue, 6.75%, 6/1/34	2,000,000	2,290,120
State of Michigan Revenue, Series B, 7.625%, 9/15/27	1,500,000	1,704,945
West Contra Costa Unified School District, General Obligation, 8.46%, 8/1/34	2,000,000	2,396,920
Total Long Term Municipal Bonds ( Cost $23,194,557 )		24,105,461

MORTGAGE BACKED SECURITIES - 21.7%
Fannie Mae - 13.2%
3%, 5/1/27 Pool # AL1715	924,386	971,459
3.5%, 5/1/29 Pool # AW3740	1,346,055	1,429,373
3.5%, 8/1/29 Pool # MA2003	1,056,209	1,119,226
3.5%, 10/1/29 Pool # AX3155	556,971	592,073
3%, 4/1/30 Pool # AS4877	458,494	481,174
3%, 9/1/30 Pool # 890696	1,425,646	1,502,679
3%, 2/1/31 Pool # 890710	937,766	984,474
7%, 11/1/31 Pool # 607515	8,927	10,309
6.5%, 3/1/32 Pool # 631377	50,353	58,068
6.5%, 5/1/32 Pool # 636758	2,353	2,713
7%, 5/1/32 Pool # 644591	1,667	1,873
6.5%, 6/1/32 Pool # 545691	99,243	114,447

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

5.5%, 11/1/33 Pool # 555880	117,696	133,123
5%, 5/1/34 Pool # 780890	51,114	56,717
7%, 7/1/34 Pool # 792636	8,060	8,407
4%, 2/1/35 Pool # MA2177	1,205,491	1,305,294
5%, 8/1/35 Pool # 829670	103,717	114,658
5%, 9/1/35 Pool # 820347	148,296	167,486
5%, 9/1/35 Pool # 835699	116,677	129,561
3.5%, 12/1/35 Pool # MA2473	1,410,342	1,500,793
4.5%, 12/1/35 Pool # 745147	20,178	22,030
5%, 12/1/35 Pool # 850561	49,195	54,513
6%, 11/1/36 Pool # 902510	104,601	121,633
6%, 10/1/37 Pool # 947563	138,844	161,646
6.5%, 12/1/37 Pool # 889072	115,489	133,706
6.5%, 8/1/38 Pool # 987711	252,398	309,079
4.5%, 8/1/40 Pool # AD8243	118,619	129,897
4%, 9/1/40 Pool # AE3039	1,077,429	1,173,979
4%, 1/1/41 Pool # AB2080	879,809	952,851
5.5%, 7/1/41 Pool # AL6588	858,360	967,964
4%, 9/1/41 Pool # AJ1406	722,920	776,973
4%, 10/1/41 Pool # AJ4046	1,080,355	1,176,001
3.5%, 11/1/41 Pool # AB3867	464,284	493,859
4%, 3/1/42 Pool # AL1998	1,675,154	1,824,080
3.5%, 6/1/42 Pool # AO4134	1,600,695	1,703,182
3.5%, 8/1/42 Pool # AP2133	943,768	999,851
3%, 9/1/42 Pool # AP6568	140,820	147,624
3.5%, 9/1/42 Pool # AB6228	524,242	555,189
3.5%, 12/1/42 Pool # AQ8892	164,000	173,559
3.5%, 1/1/43 Pool # AQ9326	762,757	816,519
3%, 2/1/43 Pool # AL3072	1,229,043	1,289,425
3.5%, 3/1/43 Pool # AT0310	813,081	861,529
3.5%, 4/1/43 Pool # AR9902	491,569	526,131
3.5%, 4/1/43 Pool # AT2887	439,564	467,394
4%, 1/1/45 Pool # AS4257	386,843	417,193
4.5%, 2/1/45 Pool # MA2193	1,165,202	1,273,769
3.5%, 8/1/45 Pool # AS5645	1,162,120	1,227,623
		29,441,106
Freddie Mac - 8.5%
4.5%, 2/1/25 Pool # J11722	267,583	286,517
4.5%, 5/1/25 Pool # J12247	496,500	531,765
8%, 6/1/30 Pool # C01005	884	1,066
6.5%, 1/1/32 Pool # C62333	27,720	31,829
3.5%, 8/1/32 Pool # C91485	202,210	216,747
4.5%, 6/1/34 Pool # C01856	716,442	783,542
6.5%, 11/1/36 Pool # C02660	15,291	18,620
5.5%, 1/1/37 Pool # G04593	382,581	430,705
5.5%, 11/1/37 Pool # A68787	202,160	225,193
5.5%, 12/1/38 Pool # G05267	791,418	891,270
5%, 10/1/39 Pool # G60465	1,768,280	1,965,941
3.5%, 11/1/40 Pool # G06168	757,190	801,856
4%, 10/1/41 Pool # Q04092	1,309,647	1,418,905
4.5%, 3/1/42 Pool # G07491	899,075	982,897
3%, 9/1/42 Pool # C04233	842,905	878,513
3%, 2/1/43 Pool # Q15767	152,693	160,060
3%, 4/1/43 Pool # V80025	589,800	614,813
3%, 4/1/43 Pool # V80026	585,824	610,417
3.5%, 8/1/44 Pool # Q27927	805,562	857,577
4%, 5/1/45 Pool # G08642	1,644,916	1,761,140
3%, 7/1/45 Pool # G08653	940,593	978,809
3.5%, 8/1/45 Pool # Q35614	941,527	999,515
3.5%, 9/1/45 Pool # G08667	1,122,671	1,185,278
3%, 11/1/45 Pool # G08675	1,182,240	1,230,273
3%, 1/1/46 Pool # G08686	1,208,706	1,257,815
		19,121,063
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	13,811	16,388

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Core Bond Fund Portfolio of Investments (unaudited)

6.5%, 4/20/31 Pool # 3068		6,631	8,040
4%, 4/15/39 Pool # 698089		61,320	65,902
			90,330
Total Mortgage Backed Securities ( Cost $47,414,738 )			48,652,499
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 23.8%
Federal Farm Credit Bank - 0.2%
5.875%, 10/3/16		500,000	504,981

Freddie Mac - 0.2%
5.000%, 2/16/17		450,000	460,901

U.S. Treasury Bonds - 5.0%
6.625%, 2/15/27		2,000,000	3,008,124
5.375%, 2/15/31		1,250,000	1,863,916
4.500%, 5/15/38		2,750,000	4,039,170
3.750%, 8/15/41		250,000	331,875
3.000%, 5/15/45		1,650,000	1,938,750
			11,181,835
U.S. Treasury Notes - 18.4%
0.750%, 3/15/17		3,600,000	3,605,951
2.375%, 7/31/17		2,200,000	2,238,680
1.875%, 10/31/17		3,000,000	3,046,173
4.250%, 11/15/17		2,550,000	2,668,835
2.625%, 1/31/18		3,000,000	3,088,242
2.750%, 2/28/18		3,000,000	3,098,556
3.875%, 5/15/18		2,750,000	2,909,736
1.375%, 2/28/19		3,000,000	3,049,806
3.625%, 8/15/19		1,750,000	1,899,503
2.625%, 11/15/20		1,350,000	1,442,865
3.125%, 5/15/21		3,750,000	4,116,210
2.125%, 8/15/21		1,900,000	1,999,305
2.000%, 10/31/21		2,500,000	2,616,308
1.750%, 9/30/22		2,500,000	2,580,078
2.750%, 2/15/24		1,500,000	1,654,863
2.250%, 11/15/25		1,000,000	1,069,336
			41,084,447

Total U.S. Government and Agency Obligations ( Cost $49,394,561 )			53,232,164
SHORT-TERM INVESTMENTS - 1.0%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		2,138,958	2,138,958
Total Short-Term Investments ( Cost $2,138,958 )			2,138,958
TOTAL INVESTMENTS - 99.1% ( Cost $212,307,507 )			221,963,932
NET OTHER ASSETS AND LIABILITIES - 0.9%			2,031,635
TOTAL NET ASSETS - 100.0%			$223,995,567

(A)	Floating rate or variable rate note. Rate shown is as of July 31, 2016.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.5% of total net assets.
AGM	Assured Guaranty Municipal Corp.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 94.7%
Consumer Discretionary - 16.4%
Amazon.com Inc., 3.8%, 12/5/24	$200,000	$224,594
CCO Safari II LLC (A), 4.464%, 7/23/22	200,000	217,148
Comcast Corp., 6.45%, 3/15/37	300,000	422,548
Delphi Automotive PLC (B), 3.15%, 11/19/20	200,000	207,779
DR Horton Inc., 3.75%, 3/1/19	50,000	51,375
Expedia Inc. (A), 5%, 2/15/26	50,000	53,258
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	200,000	205,440
GameStop Corp. (A), 6.75%, 3/15/21	50,000	50,500
General Motors Financial Co. Inc., 4.2%, 3/1/21	100,000	105,521
General Motors Financial Co. Inc., 3.2%, 7/6/21	200,000	202,988
Georgia-Pacific LLC (A), 3.163%, 11/15/21	100,000	105,351
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	25,000	26,440
Harman International Industries Inc., 4.15%, 5/15/25	100,000	104,486
Home Depot Inc./The, 2%, 4/1/21	100,000	102,762
Lowe's Cos. Inc., 2.5%, 4/15/26	100,000	102,529
Marriott International Inc., 3.125%, 6/15/26	100,000	102,048
McDonald's Corp., MTN, 4.875%, 12/9/45	50,000	59,751
Newell Brands Inc., 4.2%, 4/1/26	100,000	109,252
Newell Brands Inc., 5.5%, 4/1/46	100,000	124,499
Nissan Motor Acceptance Corp. (A), 2.65%, 9/26/18	50,000	51,219
Omnicom Group Inc., 3.6%, 4/15/26	200,000	213,077
Priceline Group Inc./The, 3.65%, 3/15/25	200,000	209,144
QVC Inc., 3.125%, 4/1/19	200,000	205,662
Sirius XM Radio Inc. (A), 6%, 7/15/24	125,000	132,969
Time Warner Inc., 6.25%, 3/29/41	150,000	198,821
Toll Brothers Finance Corp., 4%, 12/31/18	50,000	52,250
Under Armour Inc., 3.25%, 6/15/26	100,000	101,803
Walgreens Boots Alliance Inc., 3.45%, 6/1/26	50,000	52,364
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	150,000	164,067
		3,959,645
Consumer Staples - 4.7%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	50,000	60,906
CVS Health Corp., 4.75%, 12/1/22	200,000	229,148
CVS Health Corp., 5.125%, 7/20/45	200,000	254,373
JM Smucker Co./The, 3.5%, 3/15/25	200,000	216,778
Kraft Heinz Foods Co. (A), 3.95%, 7/15/25	150,000	165,132
Kraft Heinz Foods Co. (A), 4.375%, 6/1/46	100,000	108,788
Molson Coors Brewing Co., 2.1%, 7/15/21	100,000	101,328
		1,136,453
Energy - 12.1%
Antero Resources Corp., 5.625%, 6/1/23	50,000	47,312
BP Capital Markets PLC (B), 3.119%, 5/4/26	100,000	102,043
Chevron Corp., 3.191%, 6/24/23	200,000	212,453
ConocoPhillips Co., 4.15%, 11/15/34	75,000	73,981
Devon Energy Corp., 5.6%, 7/15/41	100,000	96,194
Energy Transfer Partners L.P., 5.2%, 2/1/22	300,000	320,067
EnLink Midstream Partners L.P., 4.85%, 7/15/26	50,000	48,601
Enterprise Products Operating LLC, 4.45%, 2/15/43	200,000	200,524
Exxon Mobil Corp., 4.114%, 3/1/46	50,000	56,142
Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	100,000	105,772
Kinder Morgan Energy Partners L.P., 2.65%, 2/1/19	50,000	50,543
Kinder Morgan Inc. (A), 5%, 2/15/21	50,000	53,663
Marathon Oil Corp., 2.7%, 6/1/20	200,000	190,441
Marathon Petroleum Corp., 2.7%, 12/14/18	100,000	102,245
Marathon Petroleum Corp., 5.125%, 3/1/21	250,000	278,875
Phillips 66, 4.65%, 11/15/34	100,000	106,943
Phillips 66 Partners L.P., 3.605%, 2/15/25	200,000	195,813
Schlumberger Holdings Corp. (A), 2.35%, 12/21/18	200,000	204,196
Valero Energy Corp., 6.625%, 6/15/37	350,000	391,308
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	100,000	99,313
		2,936,429

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Corporate Bond Fund Portfolio of Investments (unaudited)

Financials - 32.9%
Banks - 15.0%
Bank of America Corp., 2.6%, 1/15/19	100,000	102,343
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	208,435
Capital One Financial Corp., 2.45%, 4/24/19	300,000	306,688
Discover Bank, 3.45%, 7/27/26	100,000	100,744
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	100,000	116,351
Goldman Sachs Group Inc./The, 3.625%, 1/22/23	200,000	212,052
Huntington National Bank/The, 2.2%, 4/1/19	300,000	304,225
JPMorgan Chase & Co., 4.25%, 10/15/20	100,000	108,786
JPMorgan Chase & Co., 3.125%, 1/23/25	200,000	205,496
KeyCorp, MTN, 5.1%, 3/24/21	250,000	283,592
Morgan Stanley, 2.8%, 6/16/20	200,000	205,964
Morgan Stanley, MTN, 3.7%, 10/23/24	200,000	211,320
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	106,735
PNC Funding Corp., 3.3%, 3/8/22	100,000	106,987
Regions Bank, 2.25%, 9/14/18	250,000	251,674
Regions Financial Corp., 3.2%, 2/8/21	250,000	258,292
US Bancorp, MTN, 2.35%, 1/29/21	200,000	206,596
Wells Fargo & Co., 5.625%, 12/11/17	300,000	317,732
		3,614,012
Diversified Financial Services - 6.9%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust (B), 3.75%, 5/15/19	150,000	155,250
Affiliated Managers Group Inc., 4.25%, 2/15/24	300,000	317,630
Air Lease Corp., 3.875%, 4/1/21	50,000	52,375
Air Lease Corp., 3.75%, 2/1/22	200,000	206,990
Apollo Management Holdings L.P. (A), 4%, 5/30/24	250,000	257,440
Brookfield Finance Inc. (B), 4.25%, 6/2/26	200,000	206,308
Intercontinental Exchange Inc., 2.75%, 12/1/20	100,000	104,518
Nasdaq Inc., 3.85%, 6/30/26	50,000	52,389
Raymond James Financial Inc., 3.625%, 9/15/26	100,000	101,567
Synchrony Financial, 2.6%, 1/15/19	100,000	101,286
Synchrony Financial, 3.75%, 8/15/21	100,000	105,547
		1,661,300
Insurance - 6.9%
Aflac Inc., 3.625%, 11/15/24	200,000	216,572
American International Group Inc., 3.875%, 1/15/35	200,000	195,126
Berkshire Hathaway Finance Corp., 5.4%, 5/15/18	400,000	431,129
Berkshire Hathaway Inc., 3.125%, 3/15/26	50,000	53,217
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	100,000	106,995
MetLife Inc., 3.6%, 4/10/24	100,000	106,173
New York Life Global Funding (A), 1.95%, 2/11/20	200,000	202,829
ProAssurance Corp., 5.3%, 11/15/23	50,000	53,904
Prudential Financial Inc., MTN, 3.5%, 5/15/24	300,000	314,938
		1,680,883
Mining - 0.5%
Glencore Funding LLC (A), 3.125%, 4/29/19	125,000	124,063

Real Estate - 3.6%
Boston Properties L.P., 3.65%, 2/1/26	100,000	108,062
Iron Mountain Inc. (A), 4.375%, 6/1/21	100,000	103,500
Simon Property Group L.P., 4.125%, 12/1/21	400,000	444,450
WP Carey Inc., 4.6%, 4/1/24	200,000	208,015
		864,027
		7,944,285
Health Care - 5.7%
AbbVie Inc., 4.7%, 5/14/45	100,000	110,447
AbbVie Inc., 4.45%, 5/14/46	100,000	106,367
Actavis Funding SCS (B), 4.55%, 3/15/35	130,000	139,956
Cardinal Health Inc., 1.95%, 6/15/18	200,000	202,255
Express Scripts Holding Co., 3.3%, 2/25/21	50,000	52,817
Express Scripts Holding Co., 4.75%, 11/15/21	200,000	225,488
Express Scripts Holding Co., 4.8%, 7/15/46	50,000	53,303
Forest Laboratories Inc. (A), 5%, 12/15/21	50,000	56,595
Gilead Sciences Inc., 4.75%, 3/1/46	100,000	116,908
HCA Inc., 3.75%, 3/15/19	100,000	103,750

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Corporate Bond Fund Portfolio of Investments (unaudited)

UnitedHealth Group Inc., 2.875%, 3/15/23		200,000	208,952
			1,376,838
Industrials - 9.4%
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		200,000	235,556
Caterpillar Inc., 5.2%, 5/27/41		20,000	25,249
CRH America Inc. (A), 3.875%, 5/18/25		200,000	216,069
Equifax Inc., 2.3%, 6/1/21		100,000	101,199
Fortive Corp. (A), 2.35%, 6/15/21		100,000	102,102
General Electric Co., MTN, 6.75%, 3/15/32		300,000	425,706
International Lease Finance Corp., 8.875%, 9/1/17		100,000	107,250
Lockheed Martin Corp., 2.9%, 3/1/25		200,000	209,194
Masco Corp., 4.375%, 4/1/26		100,000	106,500
Norfolk Southern Corp., 3.25%, 12/1/21		200,000	212,468
Textron Inc., 3.875%, 3/1/25		200,000	212,194
United Rentals North America Inc., 6.125%, 6/15/23		100,000	104,687
Verisk Analytics Inc., 4%, 6/15/25		200,000	211,638
			2,269,812
Information Technology - 5.4%
Analog Devices Inc., 5.3%, 12/15/45		50,000	54,085
Apple Inc., 2.25%, 2/23/21		200,000	206,360
Broadridge Financial Solutions Inc., 3.4%, 6/27/26		100,000	102,975
CDW LLC / CDW Finance Corp., 5%, 9/1/23		50,000	51,000
Cisco Systems Inc., 2.2%, 2/28/21		150,000	154,718
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (A), 8.35%, 7/15/46		75,000	85,650
First Data Corp. (A), 6.75%, 11/1/20		100,000	104,250
Fiserv Inc., 2.7%, 6/1/20		200,000	207,273
Intel Corp., 4.9%, 7/29/45		100,000	120,119
Microsoft Corp., 3.5%, 2/12/35		100,000	104,461
Oracle Corp., 4%, 7/15/46		100,000	103,572
			1,294,463
Materials - 3.3%
Agrium Inc. (B), 3.375%, 3/15/25		200,000	206,698
Alcoa Inc., 5.125%, 10/1/24		50,000	52,563
Dow Chemical Co./The, 4.125%, 11/15/21		200,000	219,686
Packaging Corp. of America, 3.65%, 9/15/24		300,000	312,286
			791,233
Telecommunication Services - 4.8%
AT&T Inc., 5%, 3/1/21		300,000	339,378
AT&T Inc., 4.75%, 5/15/46		75,000	79,421
Frontier Communications Corp., 11%, 9/15/25		50,000	53,375
Harris Corp., 5.054%, 4/27/45		200,000	236,969
Verizon Communications Inc., 5.15%, 9/15/23		200,000	234,461
Verizon Communications Inc., 4.4%, 11/1/34		200,000	211,890
			1,155,494
Total Corporate Notes and Bonds ( Cost $21,582,910 )			22,864,652

LONG TERM MUNICIPAL BONDS - 2.8%
County of Palm Beach FL Revenue, 5%, 11/1/33		200,000	222,122
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39		200,000	231,722
Las Vegas Valley Water District, General Obligation, Series A, 7.1%, 6/1/39		200,000	230,228
Total Long Term Municipal Bonds ( Cost $661,157 )			684,072
		Shares
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		434,515	434,515
Total Short-Term Investments ( Cost $434,515 )			434,515
TOTAL INVESTMENTS - 99.3% ( Cost $22,678,582 )			23,983,239
NET OTHER ASSETS AND LIABILITIES - 0.7%			166,629
TOTAL NET ASSETS - 100.0%			$24,149,868

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 4.2% of total net assets.
MTN	Medium Term Note.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 1)
CORPORATE NOTES AND BONDS - 87.8%
Consumer Discretionary - 20.5%
Altice Financing S.A. (A) (B), 7.5%, 5/15/26	$250,000	$252,500
Cablevision Systems Corp., 5.875%, 9/15/22	100,000	91,750
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 4/1/24	300,000	320,250
Dana Holding Corp., 5.5%, 12/15/24	250,000	253,437
Deck Chassis Acquisition Inc. (A), 10%, 6/15/23	150,000	157,500
DISH DBS Corp., 6.75%, 6/1/21	200,000	212,500
DISH DBS Corp., 5.875%, 11/15/24	100,000	96,500
GameStop Corp. (A), 6.75%, 3/15/21	325,000	328,250
Group 1 Automotive Inc., 5%, 6/1/22	300,000	297,000
LTF Merger Sub Inc. (A), 8.5%, 6/15/23	250,000	241,875
New Red Finance Inc. (A) (B), 6%, 4/1/22	300,000	314,625
Nexteer Automotive Group Ltd. (A) (B), 5.875%, 11/15/21	250,000	263,125
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	500,000	527,500
Penske Automotive Group Inc., 5.75%, 10/1/22	250,000	253,775
Pinnacle Entertainment Inc. (A), 5.625%, 5/1/24	250,000	255,155
Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. (A), 6.125%, 8/15/21	100,000	102,500
Scientific Games International Inc., 6.25%, 9/1/20	350,000	238,000
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	250,000
Viking Cruises Ltd. (A) (B), 8.5%, 10/15/22	500,000	441,250
		4,897,492
Consumer Staples - 2.0%
Cott Beverages Inc., 5.375%, 7/1/22	250,000	256,250
Dean Foods Co. (A), 6.5%, 3/15/23	200,000	211,500
		467,750
Energy - 5.7%
EnLink Midstream Partners L.P., 4.85%, 7/15/26	150,000	145,802
QEP Resources Inc., 5.375%, 10/1/22	250,000	238,750
Southern Star Central Corp. (A), 5.125%, 7/15/22	300,000	297,000
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.25%, 10/15/22	100,000	104,000
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.375%, 5/1/24	250,000	263,595
Unit Corp., 6.625%, 5/15/21	400,000	310,000
		1,359,147
Financials - 7.4%
Ally Financial Inc., 3.75%, 11/18/19	300,000	304,875
Equinix Inc., 5.875%, 1/15/26	100,000	107,750
Geo Group Inc./The, 5.875%, 10/15/24	150,000	153,750
Iron Mountain Inc., 6%, 8/15/23	150,000	159,375
Iron Mountain Inc., 5.75%, 8/15/24	350,000	359,517
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	300,000	258,000
Quicken Loans Inc. (A), 5.75%, 5/1/25	200,000	198,250
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	215,876
		1,757,393
Health Care - 7.9%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	246,250
Alere Inc. (A), 6.375%, 7/1/23	200,000	200,250
Centene Corp., 5.625%, 2/15/21	250,000	264,062
CHS/Community Health Systems Inc., 6.875%, 2/1/22	300,000	258,000
Grifols Worldwide Operations Ltd. (B), 5.25%, 4/1/22	250,000	260,625
HCA Inc., 5.875%, 2/15/26	100,000	107,000
Jaguar Holding Co. II / Pharmaceutical Product Development LLC (A), 6.375%, 8/1/23	100,000	106,080
Mallinckrodt International Finance S.A. (B), 4.75%, 4/15/23	300,000	262,500
Valeant Pharmaceuticals International Inc. (A) (B), 5.625%, 12/1/21	200,000	170,750
		1,875,517
Industrials - 14.7%
ACCO Brands Corp., 6.75%, 4/30/20	200,000	211,000
Aircastle Ltd. (B), 5%, 4/1/23	100,000	104,880
Avis Budget Car Rental LLC / Avis Budget Finance Inc. (A), 5.25%, 3/15/25	250,000	235,625
Bombardier Inc. (A) (B), 6.125%, 1/15/23	175,000	151,938
Brand Energy & Infrastructure Services Inc. (A) (C), 8.5%, 12/1/21	250,000	248,750
GCP Applied Technologies Inc. (A), 9.5%, 2/1/23	100,000	113,000
Herc Rentals Inc. (A), 7.5%, 6/1/22	300,000	303,750
Hertz Corp./The, 6.75%, 4/15/19	400,000	407,000

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
High Income Fund Portfolio of Investments (unaudited)

Hertz Corp./The, 5.875%, 10/15/20		100,000	103,250
Manitowoc Foodservice Inc. (A), 9.5%, 2/15/24		200,000	226,750
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22		200,000	206,250
Nortek Inc., 8.5%, 4/15/21		250,000	262,500
Prime Security Services Borrower LLC / Prime Finance Inc. (A), 9.25%, 5/15/23		125,000	133,437
Standard Industries Inc. (A), 5.375%, 11/15/24		250,000	262,187
Summit Materials LLC / Summit Materials Finance Corp. (A), 8.5%, 4/15/22		250,000	269,375
TransDigm Inc. (A), 6.375%, 6/15/26		125,000	128,438
US Concrete Inc. (A), 6.375%, 6/1/24		125,000	128,168
			3,496,298
Information Technology - 9.9%
Alliance Data Systems Corp. (A), 6.375%, 4/1/20		400,000	409,000
Belden Inc. (A), 5.5%, 9/1/22		500,000	517,500
Diebold Inc. (A), 8.5%, 4/15/24		395,000	395,494
Hughes Satellite Systems Corp., 7.625%, 6/15/21		150,000	160,500
Micron Technology Inc. (A), 5.25%, 1/15/24		125,000	112,188
ViaSat Inc., 6.875%, 6/15/20		370,000	382,062
Western Digital Corp. (A), 7.375%, 4/1/23		150,000	163,312
Western Digital Corp. (A), 10.5%, 4/1/24		200,000	225,250
			2,365,306
Materials - 4.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc. (A) (B), 6.75%, 1/31/21		400,000	411,520
Berry Plastics Corp., 5.5%, 5/15/22		275,000	287,375
Rayonier AM Products Inc. (A), 5.5%, 6/1/24		450,000	390,096
			1,088,991
Telecommunication Services - 5.5%
Altice S.A. (A) (B), 7.625%, 2/15/25		250,000	245,938
CenturyLink Inc., 7.5%, 4/1/24		250,000	266,875
Frontier Communications Corp., 6.25%, 9/15/21		250,000	243,125
GCI Inc., 6.875%, 4/15/25		150,000	155,625
Intelsat Jackson Holdings S.A. (A) (B), 8%, 2/15/24		100,000	95,500
T-Mobile USA Inc., 6.633%, 4/28/21		200,000	210,250
T-Mobile USA Inc., 6.5%, 1/15/26		100,000	108,300
			1,325,613
Utilities - 9.6%
AES Corp., 5.5%, 3/15/24		400,000	413,500
AmeriGas Finance LLC / AmeriGas Finance Corp., 7%, 5/20/22		550,000	579,563
Calpine Corp., 5.5%, 2/1/24		250,000	249,375
Dynegy Inc., 7.625%, 11/1/24		150,000	145,500
Ferrellgas L.P. / Ferrellgas Finance Corp., 6.75%, 1/15/22		400,000	362,000
NRG Energy Inc., 8.25%, 9/1/20		110,000	113,550
NRG Energy Inc., 6.25%, 5/1/24		200,000	197,500
Talen Energy Supply LLC (A), 4.625%, 7/15/19		250,000	236,875
			2,297,863
Total Corporate Notes and Bonds ( Cost $20,849,036 )			20,931,370
		Shares
MUTUAL FUND - 2.0%
iShares iBoxx $ High Yield Corporate Bond ETF		5,500	469,755
Total Mutual Funds ( Cost $473,427 )			469,755
SHORT-TERM INVESTMENTS - 9.9%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		2,361,295	2,361,295
Total Short-Term Investments ( Cost $2,361,295 )			2,361,295
TOTAL INVESTMENTS - 99.7% ( Cost $23,683,758 )			23,762,420
NET OTHER ASSETS AND LIABILITIES - 0.3%			76,211
TOTAL NET ASSETS - 100.0%			$23,838,631

(A)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 12.5% of total net assets.
(C)	Illiquid security (See Note 2).
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 55.3%
Consumer Discretionary - 4.2%
Home Depot Inc./The	14,800	$2,045,952
McDonald's Corp.	18,500	2,176,525
Omnicom Group Inc.	17,000	1,398,930
Tiffany & Co.	12,500	806,500
		6,427,907
Consumer Staples - 6.0%
Coca-Cola Co./The	33,000	1,439,790
JM Smucker Co./The	12,000	1,849,920
Nestle S.A., ADR	26,700	2,142,141
PepsiCo Inc.	15,000	1,633,800
Procter & Gamble Co./The	25,000	2,139,750
		9,205,401
Energy - 4.3%
Chevron Corp.	17,700	1,813,896
Exxon Mobil Corp.	33,500	2,979,825
Schlumberger Ltd.	22,500	1,811,700
		6,605,421
Financials - 9.0%
BB&T Corp.	33,500	1,235,145
CME Group Inc.	21,000	2,147,040
Northern Trust Corp.	16,000	1,081,440
PNC Financial Services Group Inc./The	16,230	1,341,410
Travelers Cos. Inc./The	31,500	3,660,930
US Bancorp	51,500	2,171,755
Wells Fargo & Co.	47,000	2,254,590
		13,892,310
Health Care - 9.1%
Amgen Inc.	10,500	1,806,315
Cardinal Health Inc.	12,500	1,045,000
Johnson & Johnson	31,000	3,882,130
Medtronic PLC	22,100	1,936,623
Merck & Co. Inc.	35,000	2,053,100
Pfizer Inc.	90,000	3,320,100
		14,043,268
Industrials - 9.1%
3M Co.	10,500	1,872,780
Boeing Co./The	12,700	1,697,482
Caterpillar Inc.	12,500	1,034,500
Emerson Electric Co.	18,000	1,006,200
General Electric Co.	82,500	2,569,050
Union Pacific Corp.	13,000	1,209,650
United Parcel Service Inc., Class B	19,800	2,140,380
United Technologies Corp.	23,000	2,475,950
		14,005,992
Information Technology - 8.0%
Accenture PLC, Class A	15,000	1,692,150
Automatic Data Processing Inc.	10,000	889,500
Cisco Systems Inc.	101,000	3,083,530
Microsoft Corp.	49,000	2,777,320
TE Connectivity Ltd.	29,500	1,778,260
Texas Instruments Inc.	31,000	2,162,250
		12,383,010
Materials - 1.7%
Monsanto Co.	10,000	1,067,700
Praxair Inc.	14,000	1,631,560
		2,699,260
Telecommunication Service - 1.9%
Verizon Communications Inc.	52,000	2,881,320

Utilities - 2.0%
Duke Energy Corp.	15,870	1,358,313
NextEra Energy Inc.	13,000	1,667,770

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

		3,026,083
Total Common Stocks ( Cost $64,103,765 )		85,169,972
	Par Value
ASSET BACKED SECURITIES - 0.9%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1, Class AF5 (A), 8.55%, 9/21/30	$98,971	102,580
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	225,000	225,289
CNH Equipment Trust, Series 2014-A, Class A3, 0.84%, 5/15/19	88,549	88,486
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	66,900	66,875
Hyundai Auto Receivables Trust, Series 2014-A, Class A3, 0.79%, 7/16/18	40,628	40,615
Santander Drive Auto Receivables Trust, Series 2012-5, Class D, 3.3%, 9/17/18	250,000	252,999
Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.25%, 6/17/19	250,000	251,243
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25%, 1/15/20	275,000	277,685
Volvo Financial Equipment LLC, Series 2014-1A, Class A3 (B), 0.82%, 4/16/18	66,503	66,435
Total Asset Backed Securities ( Cost $1,371,546 )		1,372,207

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.0%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	200,000	216,753
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	250,000	276,081
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	132,460	150,969
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	380,952	396,224
Freddie Mac REMICS, Series 3825, Class CB, 3.5%, 3/15/26	406,565	439,445
Total Collateralized Mortgage Obligations ( Cost $1,466,607 )		1,479,472

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A1A (A), 5.65%, 6/11/50	309,728	320,393
Fannie Mae-Aces, Series 2016-M2, Class X2, IO (A), 1.118%, 1/25/23	3,962,365	228,782
Fannie Mae-Aces, Series 2013-M12, Class APT (A), 2.394%, 3/25/23	299,079	310,466
FREMF Mortgage Trust, Series 2012-K708, Class B (A) (B), 3.751%, 2/25/45	300,000	310,487
FREMF Mortgage Trust, Series 2012-K501, Class B (A) (B), 3.262%, 11/25/46	645,000	646,511
Total Commercial Mortgage-Backed Securities ( Cost $1,816,999 )		1,816,639

CORPORATE NOTES AND BONDS - 15.2%
Consumer Discretionary - 3.4%
Advance Auto Parts Inc., 4.5%, 12/1/23	500,000	542,998
Amazon.com Inc., 3.3%, 12/5/21	200,000	216,051
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (B), 4.464%, 7/23/22	400,000	434,296
ERAC USA Finance LLC (B), 6.7%, 6/1/34	150,000	201,381
Ford Motor Credit Co. LLC, MTN, 2.943%, 1/8/19	300,000	308,160
GameStop Corp. (B), 6.75%, 3/15/21	100,000	101,000
General Motors Financial Co. Inc., 3.2%, 7/6/21	300,000	304,481
General Motors Financial Co. Inc., 4.375%, 9/25/21	300,000	321,347
GLP Capital L.P. / GLP Financing II Inc., 4.875%, 11/1/20	125,000	132,202
Lennar Corp., 4.75%, 4/1/21	150,000	157,875
Marriott International Inc., 3.125%, 6/15/26	250,000	255,121
McDonald's Corp., MTN, 4.875%, 12/9/45	300,000	358,506
Newell Brands Inc., 5.5%, 4/1/46	450,000	560,245
Omnicom Group Inc., 3.6%, 4/15/26	350,000	372,884
Priceline Group Inc./The, 3.6%, 6/1/26	250,000	262,205
Time Warner Inc., 4.75%, 3/29/21	400,000	450,427
Under Armour Inc., 3.25%, 6/15/26	100,000	101,803
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	169,536
		5,250,518
Consumer Staples - 0.4%
Anheuser-Busch InBev Finance Inc., 4.9%, 2/1/46	100,000	121,812
CVS Health Corp., 5.125%, 7/20/45	250,000	317,967
Kraft Heinz Foods Co. (B), 4.375%, 6/1/46	200,000	217,575
		657,354
Energy - 2.8%
Antero Resources Corp., 5.625%, 6/1/23	150,000	141,938
BP Capital Markets PLC (C), 3.119%, 5/4/26	200,000	204,087

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

ConocoPhillips Co., 4.15%, 11/15/34	500,000	493,206
Energy Transfer Partners L.P., 5.2%, 2/1/22	200,000	213,378
Enterprise Products Operating LLC, 5.2%, 9/1/20	450,000	508,245
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	312,722
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	252,640
Hess Corp., 7.875%, 10/1/29	150,000	179,587
Marathon Oil Corp., 6%, 10/1/17	300,000	311,328
Marathon Oil Corp., 2.7%, 6/1/20	300,000	285,662
Phillips 66, 4.65%, 11/15/34	500,000	534,713
Schlumberger Holdings Corp. (B), 4%, 12/21/25	300,000	326,621
Valero Energy Corp., 6.625%, 6/15/37	250,000	279,506
Williams Partners L.P. / ACMP Finance Corp., 4.875%, 5/15/23	250,000	248,283
		4,291,916
Financials - 2.6%
Air Lease Corp., 3.75%, 2/1/22	300,000	310,485
American Express Credit Corp., MTN, 2.375%, 3/24/17	90,000	90,850
Berkshire Hathaway Inc., 3.125%, 3/15/26	100,000	106,435
Brookfield Finance Inc. (C), 4.25%, 6/2/26	125,000	128,943
Capital One Financial Corp., 2.45%, 4/24/19	200,000	204,458
Glencore Funding LLC (B), 3.125%, 4/29/19	265,000	263,013
Goldman Sachs Group Inc./The, 5.75%, 1/24/22	500,000	581,753
Huntington National Bank/The, 2.2%, 4/1/19	400,000	405,633
Iron Mountain Inc. (B), 4.375%, 6/1/21	100,000	103,500
JPMorgan Chase & Co., 2.95%, 10/1/26	350,000	353,395
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	106,735
Morgan Stanley, 4.3%, 1/27/45	250,000	270,402
Nasdaq Inc., 3.85%, 6/30/26	50,000	52,389
New York Life Global Funding (B), 1.95%, 2/11/20	300,000	304,244
Regions Financial Corp., 3.2%, 2/8/21	250,000	258,292
Synchrony Financial, 3.75%, 8/15/21	250,000	263,868
Welltower Inc., 4.5%, 1/15/24	200,000	218,754
		4,023,149
Health Care - 1.5%
AbbVie Inc., 2%, 11/6/18	300,000	303,922
AbbVie Inc., 4.45%, 5/14/46	200,000	212,733
Actavis Funding SCS (C), 4.75%, 3/15/45	150,000	166,182
Danaher Corp., 3.9%, 6/23/21	450,000	496,823
Express Scripts Holding Co., 3.3%, 2/25/21	200,000	211,268
HCA Inc., 3.75%, 3/15/19	150,000	155,625
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	220,000	290,578
UnitedHealth Group Inc., 2.875%, 3/15/23	400,000	417,904
		2,255,035
Industrials - 1.0%
Burlington Northern Santa Fe LLC, 8.125%, 4/15/20	175,000	215,601
Caterpillar Inc., 3.9%, 5/27/21	450,000	498,293
Fortive Corp. (B), 2.35%, 6/15/21	100,000	102,102
International Lease Finance Corp., 8.875%, 9/1/17	150,000	160,875
Masco Corp., 4.375%, 4/1/26	150,000	159,750
Norfolk Southern Corp., 5.59%, 5/17/25	239,000	292,800
United Rentals North America Inc., 4.625%, 7/15/23	150,000	153,000
		1,582,421
Information Technology - 2.1%
Analog Devices Inc., 5.3%, 12/15/45	225,000	243,382
Apple Inc., 2.4%, 5/3/23	450,000	461,831
Autodesk Inc., 4.375%, 6/15/25	250,000	265,032
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	450,000	478,090
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. (B), 8.35%, 7/15/46	75,000	85,650
Fiserv Inc., 2.7%, 6/1/20	250,000	259,091
Hewlett-Packard Enterprise Co. (B), 6.35%, 10/15/45	175,000	176,367
Intel Corp., 4.9%, 7/29/45	250,000	300,297
International Business Machines Corp., 1.875%, 8/1/22	400,000	401,192
Oracle Corp., 4%, 7/15/46	325,000	336,611
Thomson Reuters Corp. (C), 4.3%, 11/23/23	225,000	247,463
		3,255,006
Materials - 0.1%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

WestRock MWV LLC, 8.2%, 1/15/30	175,000	238,681

Telecommunication Services - 1.1%
AT&T Inc., 4.75%, 5/15/46	200,000	211,790
Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22	415,000	590,507
Frontier Communications Corp., 11%, 9/15/25	75,000	80,063
Harris Corp., 5.054%, 4/27/45	250,000	296,211
Verizon Communications Inc., 5.15%, 9/15/23	400,000	468,922
		1,647,493
Utilities - 0.2%
Interstate Power & Light Co., 6.25%, 7/15/39	175,000	247,261
Total Corporate Notes and Bonds ( Cost $21,756,148 )		23,448,834

LONG TERM MUNICIPAL BONDS - 4.2%
City of West Palm Beach FL Revenue, Series A, 3.998%, 10/1/35	500,000	520,185
County of Clark NV, General Obligation, Series C, 7%, 7/1/38	500,000	599,330
County of Pasco FL Water & Sewer Revenue, Series B, 6.76%, 10/1/39	500,000	579,305
County of Pima AZ, Series B, 3.325%, 12/1/25	500,000	514,560
Los Angeles Department of Water & Power Revenue, 6.166%, 7/1/40	500,000	577,680
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	450,694
Metropolitan Water District of Southern California Revenue, Series D, 6.538%, 7/1/39	500,000	565,970
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	560,580
Northside Independent School District, General Obligation, Series B, (PSF-GTD), 5.741%, 8/15/35	325,000	359,174
Rancho Water District Financing Authority Revenue, Series A, 6.337%, 8/1/40	350,000	401,653
State of Iowa Revenue, 6.75%, 6/1/34	250,000	286,265
State of Michigan Revenue, Series B, 7.625%, 9/15/27	250,000	284,157
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	500,000	559,220
Washington County School District #1 West Union, General Obligation, 4.355%, 6/30/34	200,000	217,886
Total Long Term Municipal Bonds ( Cost $6,312,686 )		6,476,659

MORTGAGE BACKED SECURITIES - 8.4%
Fannie Mae - 5.2%
3.5%, 8/1/26 Pool # AL0787	241,723	256,165
3%, 5/1/27 Pool # AL1715	300,425	315,724
3.5%, 8/1/29 Pool # MA2003	264,052	279,807
3%, 9/1/30 Pool # 890696	298,926	315,078
3%, 2/1/31 Pool # 890710	234,442	246,119
7%, 11/1/31 Pool # 607515	8,927	10,309
3.5%, 12/1/31 Pool # MA0919	470,112	501,791
7%, 5/1/32 Pool # 644591	2,667	2,997
5.5%, 10/1/33 Pool # 254904	72,579	82,211
7%, 7/1/34 Pool # 792636	5,066	5,284
4%, 2/1/35 Pool # MA2177	522,380	565,627
5%, 8/1/35 Pool # 829670	60,301	66,662
5%, 9/1/35 Pool # 820347	88,457	99,904
5%, 9/1/35 Pool # 835699	72,625	80,645
5%, 12/1/35 Pool # 850561	29,945	33,182
5.5%, 9/1/36 Pool # 831820	141,656	163,139
6%, 9/1/36 Pool # 831741	78,006	88,974
5.5%, 10/1/36 Pool # 901723	57,844	65,008
5.5%, 12/1/36 Pool # 903059	118,815	136,027
4.5%, 7/1/41 Pool # AB3274	248,720	273,422
5.5%, 7/1/41 Pool # AL6588	257,508	290,389
3.5%, 6/1/42 Pool # AO4134	375,163	399,183
4%, 6/1/42 Pool # MA1087	290,370	312,325
3.5%, 8/1/42 Pool # AO8100	251,653	265,758
3.5%, 8/1/42 Pool # AP2133	283,130	299,955
3%, 2/1/43 Pool # AB8486	392,973	410,136
3%, 2/1/43 Pool # AB8563	232,717	242,882
3%, 2/1/43 Pool # AL3072	375,219	393,654
3%, 3/1/43 Pool # AB8818	390,552	407,610
3.5%, 3/1/43 Pool # AT0310	232,309	246,151
4%, 1/1/45 Pool # AS4257	203,602	219,575

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Diversified Income Fund Portfolio of Investments (unaudited)

4%, 1/1/45 Pool # MA2145		539,171	578,060
4.5%, 2/1/45 Pool # MA2193		388,401	424,590
			8,078,343
Freddie Mac - 3.2%
4.5%, 2/1/25 Pool # J11722		66,896	71,629
4.5%, 5/1/25 Pool # J12247		53,196	56,975
8%, 6/1/30 Pool # C01005		1,635	1,972
6.5%, 1/1/32 Pool # C62333		41,580	47,744
5%, 10/1/39 Pool # G60465		608,479	676,495
3.5%, 11/1/40 Pool # G06168		401,654	425,347
4.5%, 9/1/41 Pool # Q03516		231,459	252,775
4%, 10/1/41 Pool # Q04092		309,553	335,377
3%, 8/1/42 Pool # G08502		339,926	354,348
3%, 9/1/42 Pool # C04233		349,169	363,920
3%, 4/1/43 Pool # V80025		393,200	409,875
3%, 4/1/43 Pool # V80026		390,549	406,945
3.5%, 8/1/44 Pool # Q27927		624,310	664,623
4%, 5/1/45 Pool # G08642		328,983	352,228
3.5%, 8/1/45 Pool # Q35614		470,764	499,758
			4,920,011
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714		19,335	22,942
6.5%, 4/20/31 Pool # 3068		11,052	13,401
			36,343
Total Mortgage Backed Securities ( Cost $12,747,224 )			13,034,697

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 10.0%
U.S. Treasury Bonds - 1.4%
6.625%, 2/15/27		860,000	1,293,493
3.000%, 5/15/42		500,000	589,512
2.500%, 2/15/45		250,000	266,367
			2,149,372
U.S. Treasury Notes - 8.6%
4.250%, 11/15/17		1,000,000	1,046,602
3.875%, 5/15/18		750,000	793,564
1.500%, 12/31/18		750,000	764,238
3.125%, 5/15/19		1,000,000	1,066,289
1.625%, 8/31/19		2,000,000	2,050,704
3.375%, 11/15/19		2,000,000	2,166,016
2.000%, 7/31/20		750,000	781,260
2.625%, 11/15/20		2,000,000	2,137,578
1.750%, 5/15/22		1,600,000	1,653,250
2.500%, 8/15/23		750,000	812,168
			13,271,669
Total U.S. Government and Agency Obligations ( Cost $14,610,783 )			15,421,041
		Shares
SHORT-TERM INVESTMENTS - 4.4%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		6,778,607	6,778,607
Total Short-Term Investments ( Cost $6,778,607 )			6,778,607
TOTAL INVESTMENTS - 100.6% ( Cost $130,964,365 )			154,998,128
NET OTHER ASSETS AND LIABILITIES - (0.6%)			(908,178)
TOTAL NET ASSETS - 100.0%			$154,089,950

(A)	Floating rate or variable rate note. Rate shown is as of July 31, 2016.
(B)
Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."

(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.5% of total net assets.
ADR	American Depositary Receipt.
MTN	Medium Term Note.
PLC	Public Limited Company.
PSF-GTD	Permanent School Fund Guaranteed.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 77.3%
Consumer Discretionary - 11.7%
CarMax Inc. * (A)	37,200	$2,167,272
CBS Corp., Class B (A)	49,300	2,574,446
Discovery Communications Inc., Class A * (A)	33,800	848,042
Discovery Communications Inc., Class C * (A)	36,000	883,440
Johnson Controls Inc. (A)	39,800	1,827,616
Nordstrom Inc. (A)	34,300	1,517,089
Starbucks Corp.	34,600	2,008,530
		11,826,435
Consumer Staples - 3.6%
Diageo PLC, ADR (A)	15,700	1,829,678
Hershey Co./The (A)	15,800	1,750,008
		3,579,686
Energy - 8.6%
Apache Corp. (A)	41,000	2,152,500
Baker Hughes Inc. (A)	41,400	1,980,162
EOG Resources Inc. (A)	12,000	980,400
Occidental Petroleum Corp. (A)	28,700	2,144,751
Schlumberger Ltd. (A)	17,300	1,392,996
		8,650,809
Financials - 7.9%
Berkshire Hathaway Inc., Class B * (A)	10,200	1,471,554
PNC Financial Services Group Inc./The (A)	21,700	1,793,505
State Street Corp. (A)	36,200	2,381,236
T. Rowe Price Group Inc. (A)	32,800	2,318,632
		7,964,927
Health Care - 17.4%
Agilent Technologies Inc. (A)	31,600	1,520,276
Allergan PLC *	9,400	2,377,730
Biogen Inc. * (A)	7,300	2,116,489
Celgene Corp. *	9,700	1,088,243
Cerner Corp. * (A)	39,700	2,476,883
Express Scripts Holding Co. * (A)	27,100	2,061,497
Gilead Sciences Inc.	23,900	1,899,333
McKesson Corp. (A)	10,500	2,042,880
Varian Medical Systems Inc. * (A)	21,500	2,036,910
		17,620,241
Industrials - 6.9%
PACCAR Inc. (A)	36,100	2,128,817
United Technologies Corp. (A)	27,100	2,917,315
W.W. Grainger Inc. (A)	8,800	1,925,880
		6,972,012
Information Technology - 17.9%
Alphabet Inc., Class C * (A)	4,500	3,459,555
Apple Inc.	28,600	2,980,406
Linear Technology Corp. (A)	20,900	1,253,791
Microsoft Corp. (A)	55,400	3,140,072
Nuance Communications Inc. *	11,000	176,770
Oracle Corp. (A)	55,600	2,281,824
QUALCOMM Inc. (A)	34,600	2,165,268
Visa Inc., Class A (A)	34,100	2,661,505
		18,119,191
Telecommunication Service - 3.3%
T-Mobile U.S. Inc. * (A)	72,400	3,355,016

Total Common Stocks ( Cost $81,167,646 )		78,088,317

EXCHANGE TRADED FUNDS - 5.8%
SPDR Gold Shares * (A)	16,400	2,115,272
SPDR S&P 500 ETF Trust	10,000	2,171,500
Vanguard Total Stock Market ETF (A)	14,500	1,615,590
Total Exchange Traded Funds ( Cost $5,606,022 )		5,902,362

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

		Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.9%
U.S. Treasury Bill (B) (C), 0.416%, 10/27/16		$5,000,000	4,995,052
Total U.S. Government and Agency Obligations ( Cost $4,995,052 )			4,995,052
		Shares
SHORT-TERM INVESTMENTS - 15.7%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		15,837,203	15,837,203
Total Short-Term Investments ( Cost $15,837,203 )			15,837,203
TOTAL INVESTMENTS - 103.7% ( Cost $107,605,923 )			104,822,934
NET OTHER ASSETS AND LIABILITIES - 0.4%			366,579
TOTAL CALL & PUT OPTIONS WRITTEN - (4.1%)			(4,149,981)
TOTAL NET ASSETS - 100.0%			$101,039,532

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	All or a portion of these securities are segregated as collateral for put options written. As of July 31, 2016, the total amount segregated was $4,997,010.
(C)	Rate noted represents annualized yield at time of purchase.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

Call Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Agilent Technologies Inc.	160	August 2016	$45.00	$51,600
Agilent Technologies Inc.	82	August 2016	47.50	12,013
Agilent Technologies Inc.	74	November 2016	47.50	20,609
Allergan PLC	52	August 2016	250.00	46,280
Allergan PLC	42	September 2016	250.00	51,030
Alphabet Inc., Class C	19	August 2016	715.00	105,165
Alphabet Inc., Class C	26	September 2016	715.00	151,320
Apache Corp.	200	August 2016	57.50	7,000
Apache Corp.	210	September 2016	55.00	35,595
Apple Inc.	143	August 2016	100.00	61,848
Apple Inc.	143	August 2016	105.00	14,586
Baker Hughes Inc.	210	October 2016	50.00	43,680
Berkshire Hathaway Inc., Class B	102	August 2016	140.00	49,725
Biogen Inc.	34	August 2016	270.00	75,310
Biogen Inc.	39	September 2016	275.00	83,460
CarMax Inc.	200	August 2016	50.00	169,000
CarMax Inc.	172	October 2016	57.50	69,660
CBS Corp., Class B	218	August 2016	55.00	5,123
CBS Corp., Class B	138	September 2016	55.00	8,349
CBS Corp., Class B	137	September 2016	57.50	3,219
Celgene Corp.	97	August 2016	100.00	120,280
Cerner Corp.	207	August 2016	55.00	159,390
Cerner Corp.	190	September 2016	60.00	76,000
Diageo PLC	77	October 2016	110.00	54,670
Diageo PLC	80	October 2016	115.00	31,200
Discovery Communications Inc.	106	September 2016	30.00	795
EOG Resources Inc.	120	October 2016	87.50	24,060
Express Scripts Holding Co.	36	August 2016	75.00	6,804
Express Scripts Holding Co.	235	August 2016	77.50	14,100
Hershey Co./The	158	August 2016	95.00	250,430
Johnson Controls Inc.	190	September 2016	45.00	30,875
Linear Technology Corp.	105	August 2016	48.00	119,175
Linear Technology Corp.	104	August 2016	49.00	115,440
McKesson Corp.	31	August 2016	185.00	32,085
McKesson Corp.	74	August 2016	190.00	45,510
Microsoft Corp.	202	August 2016	52.50	85,850
Microsoft Corp.	185	August 2016	55.00	35,058

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Covered Call & Equity Income Fund Portfolio of Investments (unaudited)

Microsoft Corp.	167	September 2016	55.00	36,573
Nordstrom Inc.	168	August 2016	40.00	80,220
Nordstrom Inc.	175	August 2016	42.50	51,275
Occidental Petroleum Corp.	112	August 2016	77.50	5,208
Occidental Petroleum Corp.	50	August 2016	80.00	625
Oracle Corp.	275	August 2016	40.00	35,063
Oracle Corp.	152	September 2016	41.00	16,188
Oracle Corp.	129	September 2016	42.00	7,804
PACCAR Inc.	120	August 2016	52.50	75,600
PACCAR Inc.	136	August 2016	57.50	28,900
PACCAR Inc.	105	November 2016	55.00	59,850
PNC Financial Services Group Inc./The	100	August 2016	85.00	4,100
PNC Financial Services Group Inc./The	91	September 2016	85.00	9,782
QUALCOMM Inc.	110	August 2016	55.00	83,600
QUALCOMM Inc.	82	August 2016	57.50	42,025
QUALCOMM Inc.	154	September 2016	55.00	117,810
Schlumberger Ltd.	173	August 2016	80.00	31,486
SPDR Gold Shares	164	August 2016	128.00	38,868
SPDR S&P 500 ETF Trust	100	August 2016	211.00	70,600
Starbucks Corp.	173	August 2016	57.50	17,732
Starbucks Corp.	173	September 2016	57.50	26,815
State Street Corp.	180	August 2016	57.50	147,150
State Street Corp.	134	August 2016	62.50	49,245
State Street Corp.	48	September 2016	60.00	30,960
T-Mobile U.S. Inc.	268	August 2016	41.00	144,720
T-Mobile U.S. Inc.	164	August 2016	43.00	58,220
T-Mobile U.S. Inc.	292	August 2016	44.00	77,234
T. Rowe Price Group Inc.	190	October 2016	75.00	13,775
United Technologies Corp.	88	August 2016	100.00	67,760
United Technologies Corp.	183	August 2016	105.00	57,188
Vanguard Total Stock Market ETF	145	August 2016	108.00	51,475
Varian Medical Systems Inc.	215	August 2016	85.00	212,850
Visa Inc., Class A	50	August 2016	77.50	7,425
Visa Inc., Class A	171	September 2016	77.50	37,706
Visa Inc., Class A	120	September 2016	80.00	12,060
W.W. Grainger Inc.	88	August 2016	220.00	23,760
Total Call Options Written ( Premiums received $2,080,169 )				$4,097,946

Put Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Biogen Inc.	50	August 2016	$225.00	$375
Gilead Sciences Inc.	131	September 2016	80.00	40,610
Nordstrom Inc.	260	October 2016	35.00	11,050
Total Put Options Written ( Premiums received $157,045 )				$52,035
Total Options Written, at Value ( Premiums received $2,237,214 )				$4,149,981

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.4%
Consumer Discretionary - 7.7%
Home Depot Inc./The	17,500	$2,419,200
McDonald's Corp.	21,000	2,470,650
Omnicom Group Inc.	21,000	1,728,090
Tiffany & Co.	15,500	1,000,060
		7,618,000
Consumer Staples - 10.6%
Coca-Cola Co./The	39,500	1,723,385
JM Smucker Co./The	13,500	2,081,160
Nestle S.A., ADR	29,500	2,366,785
PepsiCo Inc.	17,000	1,851,640
Procter & Gamble Co./The	29,000	2,482,110
		10,505,080
Energy - 7.6%
Chevron Corp.	20,000	2,049,600
Exxon Mobil Corp.	38,500	3,424,575
Schlumberger Ltd.	26,500	2,133,780
		7,607,955
Financials - 15.4%
BB&T Corp.	37,000	1,364,190
CME Group Inc.	25,000	2,556,000
Northern Trust Corp.	17,000	1,149,030
PNC Financial Services Group Inc./The	18,205	1,504,643
Travelers Cos. Inc./The	34,500	4,009,590
US Bancorp	55,000	2,319,350
Wells Fargo & Co.	50,000	2,398,500
		15,301,303
Health Care - 16.0%
Amgen Inc.	12,000	2,064,360
Cardinal Health Inc.	16,000	1,337,600
Johnson & Johnson	35,500	4,445,665
Medtronic PLC	25,500	2,234,565
Merck & Co. Inc.	38,500	2,258,410
Pfizer Inc.	96,500	3,559,885
		15,900,485
Industrials - 16.6%
3M Co.	12,500	2,229,500
Boeing Co./The	15,000	2,004,900
Caterpillar Inc.	16,000	1,324,160
Emerson Electric Co.	22,000	1,229,800
General Electric Co.	97,000	3,020,580
Union Pacific Corp.	14,500	1,349,225
United Parcel Service Inc., Class B	23,500	2,540,350
United Technologies Corp.	26,000	2,798,900
		16,497,415
Information Technology - 14.3%
Accenture PLC, Class A	17,500	1,974,175
Automatic Data Processing Inc.	11,500	1,022,925
Cisco Systems Inc.	115,000	3,510,950
Microsoft Corp.	56,500	3,202,420
TE Connectivity Ltd.	34,000	2,049,520
Texas Instruments Inc.	35,000	2,441,250
		14,201,240
Materials - 3.1%
Monsanto Co.	11,500	1,227,855
Praxair Inc.	16,000	1,864,640
		3,092,495
Telecommunication Service - 3.2%
Verizon Communications Inc.	58,000	3,213,780

Utilities - 3.9%
Duke Energy Corp.	23,000	1,968,570
NextEra Energy Inc.	15,000	1,924,350

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Dividend Income Fund Portfolio of Investments (unaudited)

			3,892,920
Total Common Stocks ( Cost $89,444,186 )			97,830,673
SHORT-TERM INVESTMENTS - 3.8%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		3,754,226	3,754,226
Total Short-Term Investments ( Cost $3,754,226 )			3,754,226
TOTAL INVESTMENTS - 102.2% ( Cost $93,198,412 )			101,584,899
NET OTHER ASSETS AND LIABILITIES - (2.2%)			(2,201,521)
TOTAL NET ASSETS - 100.0%			$99,383,378

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.8%
Consumer Discretionary - 3.2%
Mattel Inc.	108,000	$3,605,040

Consumer Staples - 8.9%
General Mills Inc.	24,000	1,725,360
JM Smucker Co./The	30,000	4,624,800
Procter & Gamble Co./The	44,000	3,765,960
		10,116,120
Energy - 12.9%
Apache Corp.	40,000	2,100,000
Baker Hughes Inc.	63,000	3,013,290
Chevron Corp.	22,200	2,275,056
Exxon Mobil Corp.	55,500	4,936,725
Occidental Petroleum Corp.	30,000	2,241,900
		14,566,971
Financials - 30.1%
Capital Markets - 2.2%
Bank of New York Mellon Corp./The	61,500	2,423,100

Commercial Banks - 9.3%
Citigroup Inc.	31,000	1,358,110
JPMorgan Chase & Co.	34,500	2,206,965
US Bancorp	73,000	3,078,410
Wells Fargo & Co.	80,500	3,861,585
		10,505,070
Diversified Financial Services - 5.3%
Berkshire Hathaway Inc., Class B *	16,500	2,380,455
Nasdaq Inc.	51,000	3,608,760
		5,989,215
Insurance - 9.8%
Aflac Inc.	40,500	2,927,340
American International Group Inc.	70,500	3,838,020
Markel Corp. *	4,600	4,364,250
		11,129,610
Real Estate Investment Trusts (REITs) - 3.5%
Digital Realty Trust Inc.	38,000	3,969,480
		34,016,475
Health Care - 9.3%
Baxter International Inc.	107,000	5,138,140
Johnson & Johnson	26,500	3,318,595
Pfizer Inc.	57,500	2,121,175
		10,577,910
Industrials - 14.5%
Fluor Corp.	25,500	1,364,760
General Electric Co.	161,000	5,013,540
Jacobs Engineering Group Inc. *	94,000	5,030,880
Republic Services Inc.	98,500	5,049,110
		16,458,290
Information Technology - 11.5%
Cisco Systems Inc.	152,000	4,640,560
Microsoft Corp.	55,000	3,117,400
Oracle Corp.	98,000	4,021,920
TE Connectivity Ltd.	20,000	1,205,600
		12,985,480
Telecommunication Service - 4.1%
T-Mobile U.S. Inc. *	101,000	4,680,340

Utilities - 3.3%
NextEra Energy Inc.	14,500	1,860,205
PG&E Corp.	29,000	1,854,260
		3,714,465
Total Common Stocks ( Cost $95,087,552 )		110,721,091
SHORT-TERM INVESTMENTS - 1.9%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Large Cap Value Fund Portfolio of Investments (unaudited)

State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		2,135,631	2,135,631
Total Short-Term Investments ( Cost $2,135,631 )			2,135,631
TOTAL INVESTMENTS - 99.7% ( Cost $97,223,183 )			112,856,722
NET OTHER ASSETS AND LIABILITIES - 0.3%			322,881
TOTAL NET ASSETS - 100.0%			$113,179,603

*	Non-income producing.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Investors Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
	COMMON STOCKS - 89.9%
	Consumer Discretionary - 13.8%
	CarMax Inc. *	155,055	$9,033,504
	Discovery Communications Inc., Class C *	497,813	12,216,331
	Dollar General Corp.	100,763	9,546,287
	TJX Cos. Inc./The	106,692	8,718,870
			39,514,992
	Consumer Staples - 11.7%
	Diageo PLC, ADR	115,404	13,449,182
	JM Smucker Co./The	76,197	11,746,529
	Nestle S.A., ADR	100,404	8,055,413
			33,251,124
	Energy - 1.2%
	Schlumberger Ltd.	43,534	3,505,358

	Financials - 18.9%
	American Tower Corp.	90,476	10,474,407
	Berkshire Hathaway Inc., Class B *	91,689	13,227,972
	Brookfield Asset Management Inc., Class A	301,554	10,424,722
	Markel Corp. *	9,546	9,056,767
	US Bancorp	259,308	10,935,018
			54,118,886
	Health Care - 11.8%
	Danaher Corp.	110,892	9,031,045
	Johnson & Johnson	110,947	13,893,893
	Varian Medical Systems Inc. *	113,879	10,788,896
			33,713,834
	Industrials - 10.9%
	Copart Inc. *	203,607	10,269,937
	Fortive Corp. *	53,183	2,563,953
	Jacobs Engineering Group Inc. *	205,946	11,022,230
	PACCAR Inc.	122,459	7,221,407
			31,077,527
	Information Technology - 17.6%
	Accenture PLC, Class A	75,612	8,529,790
	Alphabet Inc., Class C *	8,636	6,639,270
	CDW Corp.	238,914	10,256,578
	Oracle Corp.	257,074	10,550,317
	TE Connectivity Ltd.	117,908	7,107,494
	Visa Inc., Class A	92,774	7,241,011
			50,324,460
	Materials - 4.0%
	PPG Industries Inc.	109,804	11,497,577

Total Common Stocks ( Cost $202,467,089 )			257,003,758
	SHORT-TERM INVESTMENTS - 9.8%
	State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class	28,153,287	28,153,287
Total Short-Term Investments ( Cost $28,153,287 )			28,153,287
TOTAL INVESTMENTS - 99.7% ( Cost $230,620,376 )			285,157,045
NET OTHER ASSETS AND LIABILITIES - 0.3%			847,937
TOTAL NET ASSETS - 100.0%			$286,004,982

*	Non-income producing.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 91.2%
Consumer Discretionary - 29.0%
Media - 13.0%
Discovery Communications Inc., Class C *	315,084	$7,732,161
Liberty Broadband Corp., Class C *	182,129	11,530,587
Liberty Global PLC, Series C *	348,239	10,777,997
Omnicom Group Inc.	123,058	10,126,443
		40,167,188
Specialty Retail - 16.0%
CarMax Inc. *	188,253	10,967,620
Ross Stores Inc.	290,712	17,974,723
Sally Beauty Holdings Inc. *	468,914	13,753,247
Tiffany & Co.	108,394	6,993,581
		49,689,171
		89,856,359

Consumer Staples - 0.9%
Brown-Forman Corp., Class B	26,969	2,648,086

Energy - 4.1%
Oceaneering International Inc.	108,340	3,020,519
World Fuel Services Corp.	202,192	9,624,339
		12,644,858
Financials - 25.4%
Commercial Banks - 4.0%
Glacier Bancorp Inc.	237,244	6,543,189
M&T Bank Corp.	50,246	5,756,182
		12,299,371
Insurance - 13.8%
Arch Capital Group Ltd. *	104,800	7,611,624
Brown & Brown Inc.	284,696	10,436,955
Markel Corp. *	16,701	15,845,074
WR Berkley Corp.	153,592	8,937,519
		42,831,172
Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	47,239	5,468,859
Crown Castle International Corp.	58,163	5,643,556
		11,112,415
Real Estate Management & Development - 4.0%
Brookfield Asset Management Inc., Class A	352,833	12,197,437
		78,440,395
Health Care - 8.0%
DaVita HealthCare Partners Inc. *	125,000	9,692,500
Laboratory Corp. of America Holdings *	77,442	10,807,806
Perrigo Co. PLC	47,921	4,379,500
		24,879,806
Industrials - 13.3%
Copart Inc. *	301,417	15,203,474
Expeditors International of Washington Inc.	217,987	10,775,097
Fastenal Co.	156,189	6,677,080
IHS Markit Ltd. *	240,906	8,369,074
		41,024,725
Information Technology - 5.3%
Amphenol Corp., Class A	109,088	6,492,918
CDW Corp.	233,659	10,030,981
		16,523,899
Materials - 5.2%
Axalta Coating Systems Ltd. *	212,865	6,077,296
Crown Holdings Inc. *	191,302	10,133,267
		16,210,563
Total Common Stocks ( Cost $197,819,619 )		282,228,691
SHORT-TERM INVESTMENTS - 9.8%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class	30,374,889	30,374,889

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Mid Cap Fund Portfolio of Investments (unaudited)

Total Short-Term Investments ( Cost $30,374,889 )		30,374,889
TOTAL INVESTMENTS - 101.0% ( Cost $228,194,508 )		312,603,580
NET OTHER ASSETS AND LIABILITIES - (1.0%)		(3,040,083)
TOTAL NET ASSETS - 100.0%		$309,563,497

*	Non-income producing.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.3%
Consumer Discretionary - 5.7%
Ascena Retail Group Inc. *	120,910	$982,998
Cato Corp./The, Class A	35,829	1,281,603
DSW Inc., Class A	34,310	832,361
Fred's Inc., Class A	95,760	1,521,627
Helen of Troy Ltd. *	7,600	757,036
Stage Stores Inc.	76,110	451,332
		5,826,957
Consumer Staples - 3.6%
C&C Group PLC (A)	319,014	1,285,395
Cranswick PLC (A)	53,325	1,652,113
Smart & Final Stores Inc. *	55,430	764,380
		3,701,888
Energy - 4.8%
Dorian LPG Ltd. *	68,040	419,807
Era Group Inc. *	38,820	340,839
RSP Permian Inc. *	41,924	1,507,168
Scorpio Tankers Inc.	215,680	1,026,637
SEACOR Holdings Inc. *	22,450	1,268,874
Tesco Corp.	46,795	309,315
		4,872,640
Financials - 22.9%
Corporate Office Properties Trust, REIT	35,960	1,077,362
DiamondRock Hospitality Co., REIT	88,174	865,869
Education Realty Trust Inc., REIT	29,943	1,441,456
First Busey Corp.	46,497	1,047,577
First Midwest Bancorp Inc.	104,740	1,955,496
First Niagara Financial Group Inc.	49,850	507,473
Flushing Financial Corp.	46,340	1,033,845
Great Western Bancorp Inc.	45,608	1,512,817
Hancock Holding Co.	51,920	1,505,161
International Bancshares Corp.	79,590	2,182,358
Kemper Corp.	24,600	843,042
MB Financial Inc.	47,730	1,832,355
Northwest Bancshares Inc.	125,580	1,872,398
Primerica Inc.	20,250	1,043,077
Solar Capital Ltd.	43,255	875,914
State National Cos. Inc.	20,360	222,331
Summit Hotel Properties Inc., REIT	75,330	1,068,179
Webster Financial Corp.	69,720	2,507,131
		23,393,841
Health Care - 7.4%
Allscripts Healthcare Solutions Inc. *	121,610	1,717,133
Amsurg Corp. *	7,990	599,330
Charles River Laboratories International Inc. *	16,320	1,435,018
Corvel Corp. *	19,890	899,028
Haemonetics Corp. *	48,860	1,481,435
ICU Medical Inc. *	7,000	817,320
Phibro Animal Health Corp., Class A	26,940	555,772
		7,505,036
Industrials - 32.9%
Aerospace & Defense - 1.8%
Cubic Corp.	44,080	1,800,227

Air Freight & Logistics - 0.7%
Forward Air Corp.	16,050	742,794

Building Products - 1.3%
Tyman PLC (A)	349,096	1,362,933

Commercial Services & Supplies - 9.6%
ACCO Brands Corp. *	168,420	1,893,041
Essendant Inc.	66,200	1,326,648

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Small Cap Fund Portfolio of Investments (unaudited)

G&K Services Inc., Class A		29,730	2,384,643
Matthews International Corp., Class A		27,760	1,668,654
SP Plus Corp. *		70,080	1,684,022
Steelcase Inc., Class A		59,020	855,790
			9,812,798
Construction & Engineering - 1.0%
Primoris Services Corp.		53,760	970,368

Electrical Equipment - 2.3%
Babcock & Wilcox Enterprises Inc. *		55,540	853,095
Thermon Group Holdings Inc. *		72,550	1,464,059
			2,317,154
Machinery - 10.4%
Albany International Corp., Class A		52,260	2,212,166
CIRCOR International Inc.		20,970	1,194,032
ESCO Technologies Inc.		38,770	1,641,910
Luxfer Holdings PLC, ADR		68,671	830,919
Mueller Industries Inc.		87,410	2,975,436
TriMas Corp. *		95,250	1,702,117
			10,556,580
Professional Services - 4.3%
FTI Consulting Inc. *		47,810	2,048,180
Huron Consulting Group Inc. *		16,110	990,282
Mistras Group Inc. *		55,200	1,383,312
			4,421,774
Trading Companies & Distributors - 1.5%
GATX Corp.		34,480	1,542,290
			33,526,918

Information Technology - 9.7%
Belden Inc.		39,402	2,884,620
Coherent Inc. *		9,780	1,037,169
CTS Corp.		47,490	907,534
Diebold Inc.		48,630	1,373,311
Forrester Research Inc.		41,270	1,689,181
ScanSource Inc. *		43,560	1,787,267
WNS Holdings Ltd., ADR *		6,800	190,876
			9,869,958
Materials - 5.1%
Deltic Timber Corp.		21,850	1,505,902
Greif Inc., Class A		37,400	1,500,862
Multi Packaging Solutions International Ltd. *		8,000	116,160
Sensient Technologies Corp.		28,880	2,132,210
			5,255,134
Utilities - 3.2%
New Jersey Resources Corp.		21,510	801,032
Spire Inc.		16,580	1,150,652
WGL Holdings Inc.		18,060	1,278,468
			3,230,152
Total Common Stocks ( Cost $85,498,383 )			97,182,524
SHORT-TERM INVESTMENTS - 4.2%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		4,246,924	4,246,924
Total Short-Term Investments ( Cost $4,246,924 )			4,246,924

TOTAL INVESTMENTS - 99.5% ( Cost $89,745,307 )			101,429,448
NET OTHER ASSETS AND LIABILITIES - 0.5%			498,974
TOTAL NET ASSETS - 100.0%			$101,928,422

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Small Cap Fund Portfolio of Investments (unaudited)

REIT	Real Estate Investment Trust.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
NorthRoad International Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.7%
Australia - 1.7%
BHP Billiton Ltd., ADR	14,855	$441,045

Cayman Islands - 1.9%
Baidu Inc., ADR *	3,082	491,887

Denmark - 4.0%
Carlsberg AS, Class B (A)	5,484	544,398
ISS AS (A)	13,075	504,249
		1,048,647
France - 14.4%
AXA S.A., ADR	24,152	490,286
BNP Paribas S.A. (A)	8,415	417,291
LVMH Moet Hennessy Louis Vuitton SE (A)	4,656	798,510
Schneider Electric SE, ADR	51,275	666,062
Technip S.A. (A)	11,505	642,165
Total S.A., ADR	16,136	776,141
		3,790,455
Germany - 3.5%
SAP SE, ADR	10,417	910,342

Ireland - 4.2%
CRH PLC, ADR	21,061	647,837
Perrigo Co. PLC	4,885	446,440
		1,094,277
Israel - 1.8%
Teva Pharmaceutical Industries Ltd., ADR	8,654	462,989

Japan - 9.6%
Hitachi Ltd. (A)	130,099	607,558
Mitsubishi UFJ Financial Group Inc., ADR	114,671	584,822
Secom Co. Ltd., ADR	41,905	784,881
Seven & I Holdings Co. Ltd. (A)	12,695	535,371
		2,512,632
Netherlands - 7.9%
Akzo Nobel N.V., ADR	23,961	518,037
ING Groep N.V. (A)	46,170	516,181
Royal Dutch Shell PLC, Class A, ADR	6,553	339,380
Sensata Technologies Holding N.V. *	18,650	707,208
		2,080,806
Singapore - 1.6%
DBS Group Holdings Ltd. (A)	37,680	433,094

South Korea - 3.1%
Samsung Electronics Co. Ltd. (A)	596	818,858

Sweden - 2.0%
Telefonaktiebolaget LM Ericsson, ADR	71,478	533,941

Switzerland - 14.8%
Credit Suisse Group AG, ADR	33,368	385,734
Nestle S.A., ADR	9,168	735,549
Novartis AG, ADR	12,011	1,000,036
Roche Holding AG, ADR	18,135	581,952
Syngenta AG, ADR	6,152	483,670
TE Connectivity Ltd.	11,580	698,042
		3,884,983

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
NorthRoad International Fund Portfolio of Investments (unaudited)

United Kingdom - 25.2%
Babcock International Group PLC (A)		42,095	540,393
Barclays PLC (A)		169,740	347,185
Berendsen PLC (A)		33,980	574,277
Compass Group PLC, ADR		36,871	700,733
Diageo PLC, ADR		8,844	1,030,680
GlaxoSmithKline PLC, ADR		12,159	548,006
HSBC Holdings PLC, ADR		11,078	362,805
Rolls-Royce Holdings PLC * (A)		37,405	391,574
Royal Dutch Shell PLC, Class A (A)		21,678	557,729
Standard Chartered PLC (A)		52,848	422,867
Tesco PLC, ADR *		76,176	468,482
WPP PLC, ADR		5,860	656,730
			6,601,461
Total Common Stocks ( Cost $25,190,104 )			25,105,417
SHORT-TERM INVESTMENTS - 1.7%
United States - 1.7%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		452,886	452,886
Total Short-Term Investments ( Cost $452,886 )			452,886
TOTAL INVESTMENTS - 97.4% ( Cost $25,642,990 )			25,558,303
NET OTHER ASSETS AND LIABILITIES - 2.6%			684,531
TOTAL NET ASSETS - 100.0%			$26,242,834

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
NorthRoad International Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/16
Consumer Discretionary	8.2%
Consumer Staples	12.7%
Energy	8.8%
Financials	15.0%
Health Care	11.6%
Industrials	15.9%
Information Technology	15.5%
Materials	8.0%
Money Market Funds	1.7%
Net Other Assets and Liabilities	2.6%
100.0%

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/16
United Kingdom	25.2%
Switzerland	14.8%
France	14.4%
Japan	9.6%
Netherlands	7.9%
Ireland	4.2%
Denmark	4.0%
Germany	3.5%
South Korea	3.1%
Sweden	2.0%
Cayman Islands	1.9%
Israel	1.8%
Australia	1.7%
United States	1.7%
Singapore	1.6%
Other Net Assets	2.6%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.3%
Australia - 1.6%
Caltex Australia Ltd. (A)	25,788	$649,856

Belgium - 4.1%
Anheuser-Busch InBev N.V. (A)	9,885	1,274,230
KBC Group N.V. * (A)	6,692	347,785
		1,622,015
Brazil - 1.1%
BB Seguridade Participacoes S.A. (A)	48,600	451,765

Canada - 4.9%
Canadian National Railway Co. (A)	7,080	448,827
MacDonald Dettwiler & Associates Ltd. (A)	5,305	347,965
National Bank of Canada (A)	14,800	506,803
Suncor Energy Inc. (A)	23,380	629,245
		1,932,840
Denmark - 1.2%
Carlsberg AS, Class B (A)	4,847	481,163

Finland - 1.7%
Sampo Oyj, Class A (A)	15,720	651,504

France - 6.8%
Cap Gemini S.A. (A)	8,654	831,581
Iliad S.A. (A)	87	16,910
Total S.A. (A)	8,348	399,082
Valeo S.A. (A)	12,635	648,381
Vinci S.A. (A)	10,315	782,919
		2,678,873
Germany - 3.1%
GEA Group AG (A)	7,867	419,844
SAP SE (A)	9,330	817,891
		1,237,735
Ireland - 4.8%
James Hardie Industries PLC (A)	26,450	438,195
Ryanair Holdings PLC, ADR	4,568	323,277
Shire PLC (A)	17,672	1,139,230
		1,900,702
Israel - 2.6%
Teva Pharmaceutical Industries Ltd., ADR	19,145	1,024,258

Italy - 1.2%
Azimut Holding SpA (A)	17,495	275,005
Mediaset SpA (A)	70,669	213,954
		488,959
Japan - 19.6%
ABC-Mart Inc. (A)	6,800	439,849
Daiwa House Industry Co. Ltd. (A)	39,600	1,125,108
Don Quijote Holdings Co. Ltd. (A)	23,400	929,946
Isuzu Motors Ltd. (A)	49,000	647,827
Japan Tobacco Inc. (A)	15,200	599,598
KDDI Corp. (A)	33,400	1,029,480
Makita Corp. (A)	8,300	589,749
Seven & I Holdings Co. Ltd. (A)	16,100	678,966
Sony Corp. (A)	22,900	736,588
Sumitomo Mitsui Financial Group Inc. (A)	22,900	742,424
United Arrows Ltd. (A)	8,500	240,167
		7,759,702
Luxembourg - 0.7%
RTL Group S.A. * (A)	3,425	291,935

Netherlands - 2.9%
Koninklijke KPN N.V. (A)	104,983	345,423

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
International Stock Fund Portfolio of Investments (unaudited)

Wolters Kluwer N.V. (A)		18,708	786,948
			1,132,371
Norway - 1.4%
Telenor ASA (A)		33,947	566,913

Philippines - 0.4%
Alliance Global Group Inc. (A)		457,600	156,969

Spain - 1.1%
Red Electrica Corp. S.A. (A)		19,320	442,579

Sweden - 3.5%
Assa Abloy AB, Class B (A)		39,380	864,270
Swedbank AB, Class A (A)		25,561	537,089
			1,401,359
Switzerland - 6.1%
Novartis AG (A)		19,842	1,643,946
Wolseley PLC (A)		13,869	772,559
			2,416,505
Taiwan - 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR		29,600	822,288

Thailand - 0.4%
Kasikornbank PCL (A)		25,600	146,632

Turkey - 1.1%
Turkcell Iletisim Hizmetleri AS * (A)		121,039	419,744

United Kingdom - 18.7%
Aon PLC		6,860	734,500
BHP Billiton PLC (A)		48,141	601,889
British American Tobacco PLC (A)		18,730	1,195,908
Direct Line Insurance Group PLC (A)		59,210	274,422
Howden Joinery Group PLC (A)		55,581	317,773
Informa PLC (A)		38,651	365,230
J Sainsbury PLC (A)		120,498	357,698
Provident Financial PLC (A)		10,729	384,659
Prudential PLC (A)		49,048	866,583
RELX PLC (A)		39,415	748,550
Royal Dutch Shell PLC, Class A (A)		38,379	987,410
Unilever PLC (A)		12,136	567,529
			7,402,151
United States - 1.2%
Signet Jewelers Ltd.		5,531	486,230
Total Common Stocks ( Cost $31,922,119 )			36,565,048
SHORT-TERM INVESTMENTS - 6.5%
United States - 6.5%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		2,589,698	2,589,698
Total Short-Term Investments ( Cost $2,589,698 )			2,589,698
TOTAL INVESTMENTS - 98.8% ( Cost $34,511,817 )			39,154,746
NET OTHER ASSETS AND LIABILITIES - 1.2%			474,598
TOTAL NET ASSETS - 100.0%			$39,629,344

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

ADR	American Depositary Receipt.
PCL	Public Company Limited.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
International Stock Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/16
Consumer Discretionary	16.4%
Consumer Staples	12.9%
Energy	6.7%
Financials	17.9%
Health Care	9.6%
Industrials	12.7%
Information Technology	6.3%
Materials	2.6%
Money Market Funds	6.5%
Telecommunication Services	6.1%
Utilities	1.1%
Net Other Assets and Liabilities	1.2%
100.0%

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/16
Japan	19.6%
United Kingdom	18.7%
United States	7.7%
France	6.8%
Switzerland	6.1%
Canada	4.9%
Ireland	4.8%
Belgium	4.1%
Sweden	3.5%
Germany	3.1%
Netherlands	2.9%
Israel	2.6%
Taiwan	2.1%
Finland	1.7%
Australia	1.6%
Norway	1.4%
Denmark	1.2%
Italy	1.2%
Brazil	1.1%
Spain	1.1%
Turkey	1.1%
Luxembourg	0.7%
Philippines	0.4%
Thailand	0.4%
Other Net Assets	1.2%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Hansberger International Growth Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 98.4%
Canada - 6.0%
Cameco Corp.	29,392	$280,988
Canadian Pacific Railway Ltd.	2,899	434,212
Manulife Financial Corp.	30,000	408,900
		1,124,100
China - 11.5%
Alibaba Group Holding Ltd., ADR *	6,600	544,368
China Longyuan Power Group Corp. Ltd., Class H (A)	480,000	384,821
CITIC Securities Co. Ltd., Class H (A)	142,699	303,482
Ping An Insurance Group Co. of China Ltd., Class H (A)	68,261	318,500
Tencent Holdings Ltd. (A)	24,343	585,168
		2,136,339
Denmark - 1.1%
Novo Nordisk AS, Class B (A)	3,556	202,611

France - 10.2%
Christian Dior SE (A)	1,434	259,319
Hermes International (A)	463	199,186
Iliad S.A. (A)	2,867	557,243
Pernod Ricard S.A. (A)	2,123	242,573
Safran S.A. (A)	3,384	230,025
Zodiac Aerospace (A)	17,926	403,832
		1,892,178
Germany - 8.2%
Bayer AG (A)	2,313	248,819
Continental AG (A)	1,428	299,345
Fresenius SE & Co. KGaA (A)	5,453	407,182
Siemens AG (A)	2,994	325,089
United Internet AG (A)	5,375	237,606
		1,518,041
Hong Kong - 3.5%
AIA Group Ltd. (A)	72,800	450,871
Techtronic Industries Co. Ltd. (A)	46,000	194,770
		645,641
India - 4.6%
Dr Reddy's Laboratories Ltd., ADR	5,515	240,730
HDFC Bank Ltd., ADR	5,117	354,454
Larsen & Toubro Ltd., GDR	11,316	263,097
		858,281
Indonesia - 1.3%
Bank Mandiri Persero Tbk PT (A)	310,962	239,777

Ireland - 3.2%
Kerry Group PLC, Class A (A)	2,504	214,300
Shire PLC (A)	6,018	387,952
		602,252
Japan - 15.3%
CyberAgent Inc. (A)	7,500	427,059
Keyence Corp. (A)	716	511,694
Nidec Corp. (A)	6,500	601,044
Seven & I Holdings Co. Ltd. (A)	5,200	219,293
SoftBank Group Corp. (A)	7,000	391,248
Toray Industries Inc. (A)	36,000	331,898
Toyota Motor Corp. (A)	6,100	352,364
		2,834,600
Mexico - 3.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O (A)	55,374	303,302
Grupo Mexico S.A.B. de C.V., Series B (A)	129,679	312,889

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Hansberger International Growth Fund Portfolio of Investments (unaudited)

			616,191
Netherlands - 4.9%
ASML Holding N.V.		4,244	465,227
NXP Semiconductors N.V. *		5,400	454,086
			919,313
Norway - 1.3%
Telenor ASA (A)		14,435	241,064

Singapore - 1.4%
DBS Group Holdings Ltd. (A)		22,200	255,167

South Korea - 2.3%
Amorepacific Corp. (A)		554	191,896
LG Household & Health Care Ltd. (A)		256	230,369
			422,265
Spain - 1.2%
Grifols S.A. (A)		10,385	227,681

Sweden - 1.3%
Hexagon AB, Class B shares (A)		6,109	240,947

Switzerland - 6.1%
Credit Suisse Group AG * (A)		27,693	318,590
Nestle S.A. (A)		2,673	214,292
Partners Group Holding AG (A)		822	376,142
Roche Holding AG (A)		885	225,998
			1,135,022
United Kingdom - 11.7%
ARM Holdings PLC (A)		10,617	234,934
Ashtead Group PLC (A)		13,124	207,733
Carnival PLC (A)		7,216	347,812
London Stock Exchange Group PLC (A)		7,604	279,262
Pagegroup PLC (A)		50,708	226,964
Prudential PLC (A)		21,317	376,630
Rightmove PLC (A)		3,913	209,788
Royal Dutch Shell PLC, Class B shares (A)		10,732	284,349
			2,167,472
Total Common Stocks ( Cost $16,225,413 )			18,278,942
SHORT-TERM INVESTMENTS - 1.0%
United States - 1.0%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		187,650	187,650
Total Short-Term Investments ( Cost $187,650 )			187,650
TOTAL INVESTMENTS - 99.4% ( Cost $16,413,063 )			18,466,592
NET OTHER ASSETS AND LIABILITIES - 0.6%			105,955
TOTAL NET ASSETS - 100.0%			$18,572,547

*	Non-income producing.
(A)
Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Hansberger International Growth Fund Portfolio of Investments (unaudited)

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/16
Consumer Discretionary	11.3%
Consumer Staples	7.1%
Energy	3.1%
Financials	21.3%
Health Care	10.4%
Industrials	14.4%
Information Technology	18.8%
Materials	3.5%
Money Market Funds	1.0%
Telecommunication Services	6.4%
Utilities	2.1%
Net Other Assets and Liabilities	0.6%
100.0%

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 7/31/16
Japan	15.3%
United Kingdom	11.7%
China	11.5%
France	10.2%
Germany	8.2%
Switzerland	6.1%
Canada	6.0%
Netherlands	4.9%
India	4.6%
Hong Kong	3.5%
Mexico	3.3%
Ireland	3.2%
South Korea	2.3%
Singapore	1.4%
Indonesia	1.3%
Norway	1.3%
Sweden	1.3%
Spain	1.2%
Denmark	1.1%
United States	1.0%
Other Net Assets	0.6%

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Target Retirement 2020 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 54.0%
iShares 20+ Year Treasury Bond ETF		24,179	$3,422,779
iShares 3-7 Year Treasury Bond ETF (A)		106,780	13,592,026
iShares 7-10 Year Treasury Bond ETF		9,802	1,108,312
iShares TIPS Bond Fund ETF		72,845	8,515,581
PowerShares Senior Loan Portfolio ETF		173,839	4,033,065
			30,671,763
Foreign Stock Funds - 9.5%
iShares MSCI Canada ETF		22,802	575,522
iShares MSCI EAFE Minimum Volatility ETF		33,718	2,286,418
iShares MSCI United Kingdom ETF		29,841	465,520
Vanguard FTSE All-World ex-U.S. ETF		12,905	576,466
WisdomTree Europe Hedged Equity Fund		12,476	660,604
WisdomTree Japan Hedged Equity Fund		20,200	822,746
			5,387,276
Money Market Funds - 5.1%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		2,876,292	2,876,292

Stock Funds - 31.4%
Energy Select Sector SPDR Fund		8,365	563,801
Guggenheim S&P 500 Equal Weight ETF		3,388	283,508
Industrial Select Sector SPDR Fund		4,959	287,820
iShares Core S&P 500 ETF		20,209	4,412,433
iShares Core S&P Mid-Cap ETF		9,138	1,421,690
PowerShares Buyback Achievers Portfolio ETF		29,985	1,414,393
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		18,492	285,333
Schwab U.S. Dividend Equity ETF		39,945	1,702,456
SPDR S&P 500 ETF Trust		16,095	3,495,029
SPDR S&P Homebuilders ETF		7,810	281,785
SPDR S&P Regional Banking ETF		14,050	563,405
VanEck Vectors Agribusiness ETF		11,496	564,798
VanEck Vectors Gold Miners ETF		19,450	594,976
Vanguard Growth ETF		2,533	284,532
Vanguard Health Care ETF		4,154	571,424
Vanguard Information Technology ETF		9,827	1,132,070
			17,859,453

TOTAL INVESTMENTS - 100.0% ( Cost $51,980,112 )			56,794,784
NET OTHER ASSETS AND LIABILITIES - 0.0%			(8,879)
TOTAL NET ASSETS - 100.0%			$56,785,905

(A)	The annual report and prospectus for the iShare 3-7 Year Treasury Bond ETF can be found at:http://www.ishares.com/us/library/financial-legal-tax.
ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Target Retirement 2030 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 33.9%
iShares 20+ Year Treasury Bond ETF		31,345	$4,437,198
iShares 3-7 Year Treasury Bond ETF		55,798	7,102,527
iShares 7-10 Year Treasury Bond ETF		13,826	1,563,306
iShares TIPS Bond Fund ETF		85,287	9,970,050
PowerShares Senior Loan Portfolio		173,188	4,017,962
			27,091,043
Foreign Stock Funds - 13.5%
iShares Edge MSCI Minimum Volatility EAFE ETF		70,753	4,797,761
iShares MSCI Canada ETF		47,562	1,200,465
iShares MSCI United Kingdom ETF		51,388	801,653
Vanguard FTSE All-World ex-U.S. ETF		27,173	1,213,818
WisdomTree Europe Hedged Equity Fund		22,981	1,216,844
WisdomTree Japan Hedged Equity Fund		38,721	1,577,106
			10,807,647
Money Market Funds - 5.1%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		4,093,006	4,093,006

Stock Funds - 47.5%
Energy Select Sector SPDR Fund		11,800	795,320
Guggenheim S&P 500 Equal Weight ETF		9,570	800,818
Industrial Select Sector SPDR Fund		13,778	799,675
iShares Core S&P 500 ETF		35,273	7,701,507
iShares Core S&P Mid-Cap ETF		20,625	3,208,838
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		7,679	407,678
PowerShares Buyback Achievers Portfolio ETF		50,747	2,393,736
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		51,566	795,662
Schwab U.S. Dividend Equity ETF		66,449	2,832,056
SPDR S&P 500 ETF Trust		44,789	9,725,931
SPDR S&P Homebuilders ETF		22,393	807,940
SPDR S&P Regional Banking ETF		29,720	1,191,772
VanEck Vectors Agribusiness ETF		32,148	1,579,431
VanEck Vectors Gold Miners ETF		27,749	848,842
Vanguard Growth ETF		3,585	402,703
Vanguard Health Care ETF		8,784	1,208,327
Vanguard Information Technology ETF		21,056	2,425,651
			37,925,887

TOTAL INVESTMENTS - 100.0% ( Cost $70,519,610 )			79,917,583
NET OTHER ASSETS AND LIABILITIES - 0.0%			(9,911)
TOTAL NET ASSETS - 100.0%			$79,907,672

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Target Retirement 2040 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 23.8%
iShares 20+ Year Treasury Bond ETF		18,784	$2,659,063
iShares 3-7 Year Treasury Bond ETF		16,201	2,062,225
iShares 7-10 Year Treasury Bond ETF		8,978	1,015,143
iShares TIPS Bond Fund ETF		44,793	5,236,302
PowerShares Senior Loan Portfolio		67,937	1,576,138
			12,548,871
Foreign Stock Funds - 16.1%
iShares Edge MSCI Minimum Volatility EAFE ETF		54,797	3,715,784
iShares MSCI Canada ETF		31,440	793,546
iShares MSCI United Kingdom ETF		34,008	530,525
Vanguard FTSE All-World ex-U.S. ETF		23,823	1,064,174
WisdomTree Europe Hedged Equity Fund		20,358	1,077,956
WisdomTree Japan Hedged Equity Fund		32,108	1,307,759
			8,489,744
Money Market Funds - 5.1%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		2,700,585	2,700,585

Stock Funds - 55.0%
Energy Select Sector SPDR Fund		11,539	777,729
Guggenheim S&P 500 Equal Weight ETF		9,454	791,111
Industrial Select Sector SPDR Fund		8,990	521,780
iShares Core S&P 500 ETF		21,291	4,648,677
iShares Core S&P Mid-Cap ETF		15,284	2,377,885
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		5,062	268,741
PowerShares Buyback Achievers Portfolio ETF		39,038	1,841,422
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		50,678	781,966
Schwab U.S. Dividend Equity ETF		49,516	2,110,372
SPDR S&P 500 ETF Trust		39,035	8,476,450
SPDR S&P Homebuilders ETF		14,892	537,303
SPDR S&P Regional Banking ETF		26,040	1,044,204
VanEck Vectors Agribusiness ETF		21,183	1,040,721
VanEck Vectors Gold Miners ETF		18,544	567,261
Vanguard Growth ETF		2,359	264,986
Vanguard Health Care ETF		5,808	798,948
Vanguard Information Technology ETF		18,438	2,124,058
			28,973,614

TOTAL INVESTMENTS - 100.0% ( Cost $45,220,793 )			52,712,814
NET OTHER ASSETS AND LIABILITIES - 0.0%			1,942
TOTAL NET ASSETS - 100.0%			$52,714,756

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Target Retirement 2050 Fund Portfolio of Investments (unaudited)

		Shares	Value (Note 1)
INVESTMENT COMPANIES - 100.0%
Bond Funds - 13.7%
iShares 20+ Year Treasury Bond ETF		7,397	$1,047,120
iShares 7-10 Year Treasury Bond ETF		1,637	185,096
iShares TIPS Bond Fund ETF		14,615	1,708,493
PowerShares Senior Loan Portfolio		9,902	229,726
			3,170,435
Foreign Stock Funds - 18.6%
iShares Edge MSCI Minimum Volatility EAFE ETF		27,495	1,864,436
iShares MSCI Canada ETF		13,930	351,593
iShares MSCI United Kingdom ETF		14,844	231,566
Vanguard FTSE All-World ex-U.S. ETF		13,070	583,837
WisdomTree Europe Hedged Equity Fund		11,031	584,092
WisdomTree Japan Hedged Equity Fund		16,711	680,639
			4,296,163
Money Market Funds - 5.1%
State Street Institutional U.S. Government Money Market Fund, 0.25%, Premier Class		1,186,384	1,186,384

Stock Funds - 62.6%
Energy Select Sector SPDR Fund		6,844	461,286
Guggenheim S&P 500 Equal Weight ETF		5,530	462,750
Industrial Select Sector SPDR Fund		3,989	231,521
iShares Core S&P 500 ETF		20,708	4,521,385
iShares Core S&P Mid-Cap ETF		7,474	1,162,805
iShares Edge MSCI Minimum Volatility Emerging Markets ETF		2,437	129,380
PowerShares Buyback Achievers Portfolio ETF		19,577	923,447
Schwab Fundamental U.S. Large Company Index Fund Institutional Shares		29,650	457,502
Schwab U.S. Dividend Equity ETF		21,763	927,539
SPDR S&P 500 ETF Trust		8,911	1,935,024
SPDR S&P Homebuilders ETF		6,450	232,716
SPDR S&P Regional Banking ETF		14,359	575,796
VanEck Vectors Agribusiness ETF		9,284	456,123
VanEck Vectors Gold Miners ETF		8,152	249,370
Vanguard Growth ETF		2,070	232,523
Vanguard Health Care ETF		2,549	350,640
Vanguard Information Technology ETF		10,173	1,171,930
			14,481,737

TOTAL INVESTMENTS - 100.0% ( Cost $20,514,536 )			23,134,719
NET OTHER ASSETS AND LIABILITIES - 0.0%			1,650
TOTAL NET ASSETS - 100.0%			$23,136,369

ETF	Exchange Traded Fund.

See accompanying Notes to Portfolios of Investments.

Madison Funds | July 31, 2016
Notes to Portfolios of Investments (unaudited)

1. Portfolio Valuation: Madison Funds, a Delaware business trust (the "Trust" and each series of the Trust referred to individually as a "Fund" and collectively, the "Funds") values securities and other investments as follows: Equity securities, including American Depository Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and exchange-traded funds ("ETFs"), listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price ("NOCP"). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. Liquidity in the tax-exempt market is influenced by economic conditions, issuer financial strength, bond structure, trade size, supply and demand, tax code and regulatory environment. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (the "NYSE") usually 4:00 p.m. Eastern Standard Time) on each day on which the NYSE is open for business. NAV per share is determined by dividing each Fund's total net assets by the number of shares of such Fund outstanding at the time of calculation. Because the assets of each Allocation and Target Date Funds consist primarily of shares of other registered investment companies (the "Underlying Funds"), the NAV of each Fund is determined based on the NAV's of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee (the "Committee") and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation and Target Date Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair value" any of the investments of these Funds. However, an Underlying Fund may need to "fair value" one or more of its investments, which may, in turn, require an Allocation or Target Date Fund to do the same because of delays in obtaining the Underlying Fund's NAV.

A Fund's investments (or Underlying Fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the Fund's share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing

Madison Funds | July 31, 2016
Notes to Portfolios of Investments (unaudited)

the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Illiquid Securities: Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Government Money Market Fund which is governed by the Rule 2(a)-7 liquidity guidelines. An illiquid security is generally defined as any investment that may be difficult to sell within seven days for the price at which the Fund values it. At July 31, 2016, investments in securities of the High Income Fund included issues that are illiquid. As of that date, the aggregate values of illiquid securities held by the High Income Fund were $248,750, which represent 1.04% of net assets. Pursuant to guidelines adopted by the Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above. Information concerning the illiquid securities held at July 31, 2016, which includes cost and acquisition date, is as follows:

Security	Acquisition Date	Acquisition Cost
High Income Fund
Brand Energy & Infrastructure Services Inc.	11/22/13	$ 250,000
$ 250,000
Delayed Delivery Securities: Each Fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a Fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the Fund segregates cash or other liquid securities, of any type or maturity, equal in value to the Fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of July 31, 2016, none of the Funds had entered into such transactions.

3. Fair Value Measurements: Each Fund has adopted Financial Accounting Standards Board (the "FASB") guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2016, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the Funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of July 31, 2016, none of the Funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of July 31, 2016, in valuing the Funds' investments carried at fair value (please see the Portfolio of Investments for each Fund for a listing of all securities within each category):

Madison Funds | July 31, 2016
Notes to Portfolios of Investments (unaudited)

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Investments	Inputs	Inputs	Value at
Fund[1]	(Level 1)	(Level 2)	(Level 3)	7/31/16
Conservative Allocation	$74,795,786	$0	$0	$74,795,786
Moderate Allocation	144,384,483	0	0	144,384,483
Aggressive Allocation	62,225,907	0	0	62,225,907
Government Money Market[2]	701,731	19,430,224	0	20,131,955
Tax-Free Virginia
Municipal Bonds	0	22,025,668	0	22,025,668
Tax-Free National
Municipal Bonds	0	27,593,577	0	27,593,577
High Quality Bond
Corporate Notes and Bonds	0	40,971,680	0	40,971,680
U.S. Government and Agency Obligations	0	60,365,927	0	60,365,927
Short-Term Investments	5,971,365	0	0	5,971,365
	5,971,365	101,337,607	0	107,308,972
Core Bond
Asset Backed Securities	0	4,959,292	0	4,959,292
Collateralized Mortgage Obligations	0	5,429,203	0	5,429,203
Commercial Mortgage-Backed Securities	0	6,865,157	0	6,865,157
Corporate Notes and Bonds	0	76,581,198	0	76,581,198
Long Term Municipal Bonds	0	24,105,461	0	24,105,461
Mortgage Backed Securities	0	48,652,499	0	48,652,499
U.S. Government and Agency Obligations	0	53,232,164	0	53,232,164
Short-Term Investments	2,138,958	0	0	2,138,958
	2,138,958	219,824,974	0	221,963,932
Corporate Bond
Corporate Notes and Bonds	0	22,864,652	0	22,864,652
Long Term Municipal Bonds	0	684,072	0	684,072
Short-Term Investments	434,515	0	0	434,515
	434,515	23,548,724	0	23,983,239
High Income
Corporate Notes and Bonds	0	20,931,370	0	20,931,370
Mutual Funds	469,755	0	0	469,755
Short-Term Investments	2,361,295	0	0	2,361,295
	2,831,050	20,931,370	0	23,762,420
Diversified Income
Common Stocks	85,169,972	0	0	85,169,972
Asset Backed Securities	0	1,372,207	0	1,372,207
Collateralized Mortgage Obligations	0	1,479,472	0	1,479,472
Commercial Mortgage-Backed Securities	0	1,816,639	0	1,816,639
Corporate Notes and Bonds	0	23,448,834	0	23,448,834
Long Term Municipal Bonds	0	6,476,659	0	6,476,659
Mortgage Backed Securities	0	13,034,697	0	13,034,697
U.S. Government and Agency Obligations	0	15,421,041	0	15,421,041
Short-Term Investments	6,778,607	0	0	6,778,607
	91,948,579	63,049,549	0	154,998,128
Covered Call & Equity Income
Assets:
Common Stocks	78,088,317	0	0	78,088,317
Exchange Traded Funds	5,902,362	0	0	5,902,362
U.S. Government and Agency Obligations	0	4,995,052	0	4,995,052
Short-Term Investments	15,837,203	0	0	15,837,203

Madison Funds | July 31, 2016
Notes to Portfolios of Investments (unaudited)

	99,827,882	4,995,052	0	104,822,934
Liabilities:
Options Written	4,149,981	0	0	4,149,981

Dividend Income
Common Stocks	97,830,673	0	0	97,830,673
Short-Term Investments	3,754,226	0	0	3,754,226
	101,584,899	0	0	101,584,899
Large Cap Value
Common Stocks	110,721,091	0	0	110,721,091
Short-Term Investments	2,135,631	0	0	2,135,631
	112,856,722	0	0	112,856,722
Investors
Common Stocks	257,003,758	0	0	257,003,758
Short-Term Investments	28,153,287	0	0	28,153,287
	285,157,045	0	0	285,157,045
Mid Cap
Common Stocks	282,228,691	0	0	282,228,691
Short-Term Investments	30,374,889	0	0	30,374,889
	312,603,580	0	0	312,603,580
Small Cap
Common Stocks	92,882,083	4,300,441	0	97,182,524
Short-Term Investments	4,246,924	0	0	4,246,924
	97,129,007	4,300,441	0	101,429,448
NorthRoad International
Common Stocks
Australia	441,045	0	0	441,045
Cayman Islands	491,887	0	0	491,887
Denmark	0	1,048,647	0	1,048,647
France	1,932,489	1,857,966	0	3,790,455
Germany	910,342	0	0	910,342
Ireland	1,094,277	0	0	1,094,277
Israel	462,989	0	0	462,989
Japan	1,369,703	1,142,929	0	2,512,632
Netherlands	1,564,625	516,181	0	2,080,806
Singapore	0	433,094	0	433,094
South Korea	0	818,858	0	818,858
Sweden	533,941	0	0	533,941
Switzerland	3,884,983	0	0	3,884,983
United Kingdom	3,767,436	2,834,025	0	6,601,461
Short-Term Investments	452,886	0	0	452,886
	16,906,603	8,651,700	0	25,558,303
International Stock
Common Stocks
Australia	0	649,856	0	649,856
Belgium	0	1,622,015	0	1,622,015
Brazil	0	451,765	0	451,765
Canada	0	1,932,840	0	1,932,840
Denmark	0	481,163	0	481,163
Finland	0	651,504	0	651,504
France	0	2,678,873	0	2,678,873
Germany	0	1,237,735	0	1,237,735
Ireland	323,277	1,577,425	0	1,900,702
Israel	1,024,258	0	0	1,024,258
Italy	0	488,959	0	488,959
Japan	0	7,759,702	0	7,759,702
Luxembourg	0	291,935	0	291,935
Netherlands	0	1,132,371	0	1,132,371
Norway	0	566,913	0	566,913
Philippines	0	156,969	0	156,969

Madison Funds | July 31, 2016
Notes to Portfolios of Investments (unaudited)

Spain	0	442,579	0	442,579
Sweden	0	1,401,359	0	1,401,359
Switzerland	0	2,416,505	0	2,416,505
Taiwan	822,288	0	0	822,288
Thailand	0	146,632	0	146,632
Turkey	0	419,744	0	419,744
United Kingdom	734,500	6,667,651	0	7,402,151
United States	486,230	0	0	486,230
Short-Term Investments	2,589,698	0	0	2,589,698
	5,980,251	33,174,495	0	39,154,746
Hansberger International Growth
Common Stocks
Canada	1,124,100	0	0	1,124,100
China	544,368	1,591,971	0	2,136,339
Denmark	0	202,611	0	202,611
France	0	1,892,178	0	1,892,178
Germany	0	1,518,041	0	1,518,041
Hong Kong	0	645,641	0	645,641
India	858,281	0	0	858,281
Indonesia	0	239,777	0	239,777
Ireland	0	602,252	0	602,252
Japan	0	2,834,600	0	2,834,600
Mexico	0	616,191	0	616,191
Netherlands	919,313	0	0	919,313
Norway	0	241,064	0	241,064
Singapore	0	255,167	0	255,167
South Korea	0	422,265	0	422,265
Spain	0	227,681	0	227,681
Sweden	0	240,947	0	240,947
Switzerland	0	1,135,022	0	1,135,022
United Kingdom	0	2,167,472	0	2,167,472
Short-Term Investments	187,650	0	0	187,650
	3,633,712	14,832,880	0	18,466,592

Madison Target Retirement 2020	56,794,784	0	0	56,794,784
Madison Target Retirement 2030	79,917,583	0	0	79,917,583
Madison Target Retirement 2040	52,712,814	0	0	52,712,814
Madison Target Retirement 2050	23,134,719	0	0	23,134,719
1See respective portfolio of investments for underlying holdings in each Fund. For additional information on the underlying funds held in the Allocation and Target Date Funds, including shareholder prospectuses and financial reports, please visit each underlying fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.
2At July 31, 2016, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a Fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a Fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Covered Call & Equity Income Fund as of July 31, 2016 and their effects:

		Asset		Liability
		Derivatives		Derivatives
Fund	Derivatives not accounted for as hedging instruments	Fair Value	Derivatives not accounted for as hedging instruments	Fair Value
Covered Call & Equity Income			Equity contracts, options written	$ 4,149,981

4. Federal Income Tax Information: At July 31, 2016, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, excluding options, as computed on a federal income tax basis for each Fund were as follows:

Madison Funds | July 31, 2016
Notes to Portfolios of Investments (unaudited)

Fund	Appreciation	Depreciation	Net
Conservative Allocation Fund	$3,215,229	$ 302,531	$ 2,912,698
Moderate Allocation Fund	9,551,407	540,816	9,010,591
Aggressive Allocation Fund	5,133,737	235,181	4,898,556
Government Money Market	0	0	0
Tax-Free Virginia Fund	1,245,086	2,613	1,242,473
Tax-Free National Fund	2,099,603	4,852	2,094,751
High Quality Bond Fund	2,166,123	0	2,166,123
Core Bond Fund	10,334,100	677,675	9,656,425
Corporate Bond Fund	1,347,554	42,897	1,304,657
High Income Fund	615,113	536,451	78,662
Diversified Income Fund	24,389,708	355,945	24,033,763
Covered Call & Equity Income	2,783,915	5,566,904	(2,782,989)
Dividend Income Fund	8,712,579	326,092	8,386,487
Large Cap Value Fund	16,428,589	795,050	15,633,539
Investors Fund	56,222,525	1,685,856	54,536,669
Mid Cap Fund	88,954,035	4,544,963	84,409,072
Small Cap Fund	17,777,725	6,093,584	11,684,141
NorthRoad International Fund	2,820,497	2,905,184	(84,687)
International Stock Fund	6,223,521	1,580,592	4,642,929
Hansberger International Growth Fund	2,656,466	602,937	2,053,529
Madison Target Retirement 2020 Fund	4,814,672	0	4,814,672
Madison Target Retirement 2030 Fund	9,411,931	13,958	9,397,973
Madison Target Retirement 2040 Fund	7,520,207	28,186	7,492,021
Madison Target Retirement 2050 Fund	2,641,726	21,543	2,620,183

5. Concentration of Risk: Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements' volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the Fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The Funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. When interest rates rise bond prices fall; generally the longer a bond's maturity, the more sensitive it is to the risk. The Core Bond may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, while the Fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the Fund's share price from falling below $1.00.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the Funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for

Madison Funds | July 31, 2016
Notes to Portfolios of Investments (unaudited)

the Funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

The Allocation and Target Date Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each Fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund's performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that Fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation and Target Date Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the Fund's assets among the various asset classes and market segments will cause the Fund to underperform other funds with a similar investment objective.

All of the Funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The Funds do monitor this risk closely.

In addition to the other risks described above in the prospectus, you should understand what we refer to as "unknown market risks." While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Funds.

6. Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issue. On May 6, 2016, the Board of Trustees of Madison Funds approved an Agreement and Plan of Reorganization pursuant to which the Madison Target Retirement 2020 Fund, Madison Target Retirement 2030 Fund, Madison Target Retirement 2040 Fund and Madison Target Retirement 2050 Fund series of the Trust are proposed to be reorganized into the Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date

Madison Funds | July 31, 2016
Notes to Portfolios of Investments (unaudited)

2030 Portfolio, Goldman Sachs Target Date 2040 Portfolio and the Goldman Sachs Target Date 2050 Portfolio, respectively, each a newly formed "shell" series of the Goldman Sachs Trust II. The reorganizations were approved by the shareholders of each Madison Target Retirement Fund at a special joint meeting of the Madison Target Retirement Funds shareholders on August 4, 2016. The reorganization occurred at the close of business on August 19, 2016. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

Item 2. Controls Procedures.

(a)
The Registrant's principal executive officer and principal financial officer determined that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

By: /s/ Lisa R. Lange
Lisa R. Lange, Chief Legal Officer & Chief Compliance Officer

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
Katherine L. Frank, Principal Executive Officer

Date: September 28, 2016

By: /s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer

Date: September 28, 2016